Schedule of Investments (unaudited)
November 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Omnicom Group Inc., 2.60%, 08/01/31(a)	$4,109	$3,566,959
Aerospace & Defense — 2.4%
Boeing Co. (The)
2.95%, 02/01/30(a)	6,474	5,794,983
3.20%, 03/01/29(a)	4,272	3,948,681
3.25%, 02/01/35	5,956	4,800,241
3.60%, 05/01/34	6,034	5,123,132
3.63%, 02/01/31(a)	10,633	9,695,295
3.75%, 02/01/50(a)	9,784	6,918,201
3.90%, 05/01/49	6,154	4,424,299
3.95%, 08/01/59(a)	6,193	4,238,211
5.15%, 05/01/30	33,640	33,531,683
5.71%, 05/01/40	21,728	21,138,345
5.81%, 05/01/50	42,871	41,122,198
5.93%, 05/01/60	27,121	25,718,676
6.30%, 05/01/29(b)	9,925	10,352,404
6.39%, 05/01/31(b)	7,098	7,482,094
6.53%, 05/01/34(b)	18,592	19,723,371
6.86%, 05/01/54(b)	17,788	19,286,310
7.01%, 05/01/64(b)	9,227	10,088,661
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35(a)	11,123	10,580,478
General Dynamics Corp.
3.63%, 04/01/30	8,845	8,470,550
3.75%, 05/15/28	10,964	10,733,861
4.25%, 04/01/40	11,996	10,898,064
4.25%, 04/01/50	7,503	6,524,511
General Electric Co.
5.88%, 01/14/38	12,112	12,874,706
6.75%, 03/15/32	10,714	11,980,405
L3Harris Technologies Inc.
4.40%, 06/15/28(a)	9,137	9,050,124
4.40%, 06/15/28	7,938	7,862,525
5.05%, 06/01/29(a)	8,891	9,001,942
5.25%, 06/01/31	6,437	6,564,886
5.35%, 06/01/34	6,754	6,884,623
5.40%, 07/31/33	14,740	15,084,104
Lockheed Martin Corp.
2.80%, 06/15/50	7,995	5,293,051
3.80%, 03/01/45	12,207	10,073,694
3.90%, 06/15/32	5,829	5,526,080
4.07%, 12/15/42	13,106	11,419,731
4.09%, 09/15/52	14,759	12,317,898
4.15%, 06/15/53	8,430	7,082,869
4.70%, 05/15/46	12,144	11,361,635
4.75%, 02/15/34(a)	7,954	7,893,589
5.20%, 02/15/64(a)	5,633	5,554,985
5.25%, 01/15/33(a)	6,551	6,767,045
5.70%, 11/15/54(a)	10,005	10,705,453
5.90%, 11/15/63	5,076	5,573,584
Northrop Grumman Corp.
3.25%, 01/15/28	7,403	7,123,544
4.03%, 10/15/47	24,397	20,217,413
4.40%, 05/01/30(a)	8,567	8,460,318
4.70%, 03/15/33(a)	7,788	7,709,948
4.75%, 06/01/43	8,980	8,401,059
4.90%, 06/01/34(a)	7,037	7,022,121
4.95%, 03/15/53(a)	9,542	9,037,688
5.20%, 06/01/54(a)	7,365	7,202,128
5.25%, 05/01/50(a)	10,380	10,231,510
RTX Corp.
1.90%, 09/01/31	7,746	6,453,796
2.25%, 07/01/30(a)	9,559	8,405,623
2.38%, 03/15/32	6,853	5,803,628
2.82%, 09/01/51	9,171	5,899,754
3.03%, 03/15/52(a)	10,366	6,938,153
Security	Par (000)	Value
Aerospace & Defense (continued)
3.13%, 07/01/50	$9,159	$6,334,469
3.75%, 11/01/46	14,387	11,394,042
4.13%, 11/16/28	26,817	26,354,125
4.15%, 05/15/45	8,841	7,486,262
4.35%, 04/15/47	10,313	8,925,014
4.45%, 11/16/38	8,974	8,292,906
4.50%, 06/01/42	31,733	28,730,446
4.63%, 11/16/48	13,965	12,547,315
5.15%, 02/27/33(a)	8,677	8,791,057
5.38%, 02/27/53(a)	9,336	9,318,039
6.00%, 03/15/31	6,037	6,437,568
6.10%, 03/15/34	8,546	9,202,475
6.40%, 03/15/54(a)	13,664	15,617,948
		737,805,527
Agriculture — 1.7%
Altria Group Inc.
2.45%, 02/04/32	10,301	8,674,869
3.40%, 05/06/30	7,208	6,705,949
3.40%, 02/04/41	19,119	14,554,956
3.70%, 02/04/51	11,535	8,313,164
3.88%, 09/16/46	16,789	12,966,539
4.00%, 02/04/61(a)	5,852	4,370,011
4.25%, 08/09/42	9,150	7,668,123
4.80%, 02/14/29	15,887	15,878,081
5.38%, 01/31/44(a)	12,154	12,025,474
5.80%, 02/14/39(a)	14,828	15,290,278
5.95%, 02/14/49(a)	17,546	18,042,004
Archer-Daniels-Midland Co.
2.70%, 09/15/51(a)	2,262	1,445,093
2.90%, 03/01/32	6,037	5,346,798
3.25%, 03/27/30	11,560	10,807,644
BAT Capital Corp.
2.26%, 03/25/28	7,629	7,053,568
2.73%, 03/25/31(a)	10,236	9,006,558
4.39%, 08/15/37	20,785	18,593,124
4.54%, 08/15/47	17,731	14,744,883
4.74%, 03/16/32	5,874	5,748,175
4.76%, 09/06/49(a)	10,506	8,956,145
4.91%, 04/02/30(a)	7,792	7,787,268
5.83%, 02/20/31(a)	7,362	7,668,690
6.00%, 02/20/34(a)	7,023	7,364,385
6.34%, 08/02/30(a)	6,570	7,004,828
6.42%, 08/02/33	5,602	6,048,505
7.08%, 08/02/43	9,050	10,167,416
7.08%, 08/02/53(a)	9,809	11,268,175
BAT International Finance PLC
4.45%, 03/16/28(a)	5,237	5,192,253
5.93%, 02/02/29(a)	7,273	7,571,216
Bunge Ltd. Finance Corp.
2.75%, 05/14/31(a)	12,936	11,429,638
4.20%, 09/17/29(a)	8,685	8,522,578
4.65%, 09/17/34(a)	3,745	3,634,935
Philip Morris International Inc.
1.75%, 11/01/30(a)	8,128	6,876,757
2.10%, 05/01/30	9,778	8,583,839
3.38%, 08/15/29(a)	12,590	11,945,852
3.88%, 08/21/42	4,309	3,557,372
4.13%, 03/04/43	6,005	5,123,441
4.25%, 11/10/44(a)	10,993	9,450,413
4.38%, 11/15/41	4,250	3,776,423
4.63%, 11/01/29(a)	7,974	7,961,640
4.75%, 11/01/31(a)	5,260	5,233,237
4.88%, 02/15/28	4,991	5,036,667
4.88%, 02/13/29	12,090	12,203,678
4.88%, 11/15/43	4,653	4,368,175
4.90%, 11/01/34(a)	5,352	5,289,899
5.13%, 02/15/30	15,125	15,398,646
5.13%, 02/13/31	12,088	12,302,118

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
5.25%, 02/13/34	$14,880	$15,111,848
5.38%, 02/15/33(a)	20,762	21,228,929
5.63%, 11/17/29	12,739	13,253,499
5.63%, 09/07/33	10,077	10,488,044
5.75%, 11/17/32	16,199	16,998,625
6.38%, 05/16/38(a)	8,947	9,954,469
Reynolds American Inc.
5.70%, 08/15/35	3,909	4,016,621
5.85%, 08/15/45	18,801	18,596,086
		526,607,601
Apparel — 0.1%
NIKE Inc.
2.85%, 03/27/30	15,873	14,646,049
3.25%, 03/27/40(a)	9,361	7,525,862
3.38%, 03/27/50(a)	13,014	9,713,197
3.88%, 11/01/45(a)	9,814	8,142,441
		40,027,549
Auto Manufacturers — 2.3%
American Honda Finance Corp.
2.00%, 03/24/28	4,455	4,113,279
4.40%, 09/05/29(a)	13,773	13,622,256
4.90%, 03/13/29	4,435	4,485,928
4.90%, 01/10/34(a)	8,204	8,167,786
5.05%, 07/10/31(a)	8,460	8,548,898
5.13%, 07/07/28(a)	5,177	5,271,273
5.65%, 11/15/28(a)	5,232	5,433,167
Cummins Inc.
1.50%, 09/01/30(a)	9,636	8,160,824
5.15%, 02/20/34(a)	6,398	6,574,489
5.45%, 02/20/54(a)	5,994	6,160,334
Ford Motor Co.
3.25%, 02/12/32(a)	22,257	18,987,033
4.75%, 01/15/43	18,302	15,227,628
5.29%, 12/08/46(a)	8,776	7,938,524
6.10%, 08/19/32(a)	12,548	12,815,136
7.45%, 07/16/31(a)	9,211	10,103,919
Ford Motor Credit Co. LLC
2.90%, 02/10/29(a)	9,050	8,185,350
3.63%, 06/17/31	9,226	8,158,781
4.00%, 11/13/30	14,785	13,561,006
5.11%, 05/03/29(a)	16,393	16,133,227
5.30%, 09/06/29	7,973	7,906,993
5.80%, 03/08/29	16,100	16,281,276
6.05%, 03/05/31(a)	7,883	8,037,549
6.05%, 11/05/31(a)	3,000	3,053,359
6.13%, 03/08/34(a)	12,884	12,977,145
6.80%, 05/12/28(a)	13,917	14,522,225
6.80%, 11/07/28(a)	14,512	15,209,062
7.12%, 11/07/33	10,416	11,202,178
7.20%, 06/10/30(a)	8,676	9,269,666
7.35%, 03/06/30(a)	9,081	9,746,942
General Motors Co.
5.00%, 10/01/28	9,100	9,150,477
5.00%, 04/01/35	4,088	3,945,331
5.15%, 04/01/38(a)	7,206	6,831,372
5.20%, 04/01/45	12,679	11,600,055
5.40%, 10/15/29(a)	10,133	10,310,956
5.40%, 04/01/48(a)	7,048	6,569,129
5.60%, 10/15/32(a)	8,778	9,040,188
5.95%, 04/01/49(a)	7,505	7,504,513
6.25%, 10/02/43	14,044	14,495,449
6.60%, 04/01/36	7,885	8,526,934
6.75%, 04/01/46(a)	6,608	7,226,475
General Motors Financial Co. Inc.
2.35%, 01/08/31	10,211	8,702,069
2.40%, 04/10/28(a)	7,231	6,682,926
2.40%, 10/15/28(a)	11,837	10,811,156
2.70%, 06/10/31(a)	9,585	8,308,699
Security	Par (000)	Value
Auto Manufacturers (continued)
3.10%, 01/12/32	$9,735	$8,493,393
3.60%, 06/21/30	11,239	10,425,027
4.30%, 04/06/29	12,499	12,171,550
4.90%, 10/06/29(a)	10,327	10,290,693
5.45%, 09/06/34(a)	6,627	6,635,261
5.55%, 07/15/29	13,370	13,681,870
5.60%, 06/18/31(a)	9,079	9,269,360
5.75%, 02/08/31(a)	6,175	6,355,085
5.80%, 06/23/28(a)	14,449	14,868,112
5.80%, 01/07/29(a)	14,859	15,307,751
5.85%, 04/06/30(a)	11,195	11,614,877
5.95%, 04/04/34(a)	11,344	11,707,775
6.10%, 01/07/34	11,586	12,061,546
6.40%, 01/09/33	7,058	7,490,422
Honda Motor Co. Ltd., 2.97%, 03/10/32(a)	7,003	6,246,060
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	16,450	19,543,291
Toyota Motor Credit Corp.
1.90%, 04/06/28	3,593	3,311,745
2.15%, 02/13/30(a)	15,432	13,698,286
3.38%, 04/01/30	14,704	13,802,258
4.45%, 06/29/29(a)	6,259	6,240,343
4.55%, 08/09/29(a)	8,901	8,907,076
4.60%, 10/10/31	8,830	8,734,211
4.65%, 01/05/29(a)	6,945	6,980,842
4.80%, 01/05/34(a)	4,660	4,633,955
5.05%, 05/16/29(a)	8,570	8,727,101
5.10%, 03/21/31(a)	10,589	10,805,435
5.25%, 09/11/28(a)	6,421	6,592,775
5.55%, 11/20/30	12,494	13,031,291
		701,188,353
Auto Parts & Equipment — 0.1%
Aptiv PLC, 3.10%, 12/01/51	12,353	7,574,112
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32(a)	10,210	8,984,654
4.15%, 05/01/52(a)	10,319	7,690,747
		24,249,513
Banks — 22.6%
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/29(a)	12,019	12,242,527
6.03%, 03/13/35, (1-year CMT + 1.950%)(c)	9,619	9,810,242
Banco Santander SA
2.75%, 12/03/30(a)	18,152	15,662,528
2.96%, 03/25/31(a)	10,648	9,457,140
3.31%, 06/27/29	10,958	10,281,379
3.49%, 05/28/30	13,928	12,863,892
3.80%, 02/23/28	5,325	5,149,318
4.38%, 04/12/28	10,059	9,889,643
5.44%, 07/15/31	14,714	14,998,728
5.54%, 03/14/30, (1-year CMT + 1.450%)(c)	10,126	10,297,781
5.59%, 08/08/28	13,837	14,180,848
6.35%, 03/14/34(a)	6,607	6,900,001
6.61%, 11/07/28(a)	11,730	12,485,899
6.92%, 08/08/33(a)	15,145	16,405,215
6.94%, 11/07/33	10,424	11,649,512
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.530%)(c)	36,344	31,015,875
1.92%, 10/24/31, (1-day SOFR + 1.370%)(c)	20,363	17,260,394
2.09%, 06/14/29, (1-day SOFR + 1.060%)(c)	18,994	17,347,066
2.30%, 07/21/32, (1-day SOFR + 1.220%)(a)(c)	30,301	25,741,845
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.252%)(c)	26,209	23,384,346
2.57%, 10/20/32, (1-day SOFR + 1.210%)(c)	24,607	21,185,820
2.59%, 04/29/31, (1-day SOFR + 2.150%)(c)	28,179	25,091,714
2.68%, 06/19/41, (1-day SOFR + 1.930%)(c)	44,192	32,135,804
2.69%, 04/22/32, (1-day SOFR + 1.320%)(c)	36,338	31,813,352

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.83%, 10/24/51, (1-day SOFR + 1.880%)(a)(c)	$10,438	$6,875,421
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.452%)(c)	11,905	10,896,296
2.97%, 02/04/33, (1-day SOFR + 1.330%)(a)(c)	37,833	33,237,645
2.97%, 07/21/52, (1-day SOFR + 1.560%)(a)(c)	18,294	12,456,544
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.442%)(c)	16,059	14,983,795
3.31%, 04/22/42, (1-day SOFR + 1.580%)(c)	32,932	25,833,050
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.302%)(c)	39,103	37,591,931
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.452%)(c)	10,912	8,987,921
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.332%)(c)	13,224	12,900,771
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.472%)(c)	20,444	19,750,572
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.582%)(c)	12,893	11,472,216
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.412%)(c)	41,938	35,053,055
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.076%)(c)	21,844	20,098,520
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.572%)(c)	18,665	18,350,319
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.782%)(c)	25,826	22,415,811
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.252%)(c)	18,014	15,986,223
4.57%, 04/27/33, (1-day SOFR + 1.830%)(c)	29,413	28,593,354
5.00%, 01/21/44	17,036	16,717,348
5.02%, 07/22/33, (1-day SOFR + 2.160%)(a)(c)	48,135	48,350,645
5.20%, 04/25/29, (1-day SOFR + 1.630%)(c)	18,807	19,030,581
5.29%, 04/25/34, (1-day SOFR + 1.910%)(a)(c)	39,993	40,606,445
5.47%, 01/23/35, (1-day SOFR + 1.650%)(c)	41,255	42,330,551
5.82%, 09/15/29, (1-day SOFR + 1.570%)(c)	16,491	17,071,844
5.87%, 09/15/34, (1-day SOFR + 1.840%)(a)(c)	31,465	33,187,083
5.88%, 02/07/42(a)	14,108	15,256,946
6.11%, 01/29/37(a)	16,851	17,950,073
7.75%, 05/14/38(a)	15,842	19,254,429
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.220%)(c)	12,735	11,160,918
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.650%)(c)	8,139	6,136,300
Bank of America NA, 6.00%, 10/15/36	10,575	11,294,308
Bank of Montreal
4.64%, 09/10/30, (1-day SOFR + 1.250%)(a)(c)	12,318	12,227,460
5.20%, 02/01/28	1,729	1,758,715
5.51%, 06/04/31(a)	3,143	3,242,052
5.72%, 09/25/28	11,247	11,663,456
Bank of New York Mellon Corp. (The)
3.30%, 08/23/29	8,464	7,948,575
3.40%, 01/29/28(a)	62	60,152
3.85%, 04/28/28	1,980	1,946,355
Bank of Nova Scotia (The)
2.45%, 02/02/32	1,989	1,697,687
4.85%, 02/01/30(a)	10,964	11,022,512
5.25%, 06/12/28(a)	7,023	7,172,539
5.65%, 02/01/34	6,027	6,287,356
Security	Par (000)	Value
Banks (continued)
Barclays PLC
2.65%, 06/24/31, (1-year CMT + 1.900%)(c)	$10,968	$9,649,626
2.67%, 03/10/32, (1-year CMT + 1.200%)(c)	9,539	8,238,722
2.89%, 11/24/32, (1-year CMT + 1.300%)(c)	9,137	7,866,728
3.33%, 11/24/42, (1-year CMT + 1.300%)(c)	5,126	3,870,898
4.94%, 09/10/30, (1-day SOFR + 1.560%)(a)(c)	11,252	11,156,484
4.95%, 01/10/47(a)	12,264	11,490,322
4.97%, 05/16/29, (3-mo. LIBOR US + 1.902%)(a)(c)	19,626	19,634,249
5.25%, 08/17/45(a)	9,198	9,034,222
5.34%, 09/10/35, (1-day SOFR + 1.910%)(a)(c)	15,276	15,068,346
5.69%, 03/12/30, (1-day SOFR +1.740%)(a)(c)	14,898	15,227,164
5.75%, 08/09/33, (1-year CMT + 3.000%)(a)(c)	9,107	9,306,313
6.04%, 03/12/55, (1-day SOFR + 2.420%)(c)	3,455	3,668,246
6.22%, 05/09/34, (1-day SOFR + 2.980%)(a)(c)	15,309	16,139,210
6.49%, 09/13/29, (1-day SOFR + 2.220%)(c)	12,579	13,214,126
6.69%, 09/13/34, (1-day SOFR + 2.620%)(c)	10,323	11,224,466
7.44%, 11/02/33, (1-year CMT + 3.500%)(a)(c)	15,185	17,156,037
Canadian Imperial Bank of Commerce
3.60%, 04/07/32	4,414	4,059,139
4.63%, 09/11/30, (1-day SOFR + 1.335%)(c)	11,371	11,256,903
5.00%, 04/28/28(a)	5,408	5,463,302
5.26%, 04/08/29	12,296	12,531,666
6.09%, 10/03/33	5,729	6,140,224
Citibank NA
4.84%, 08/06/29(a)	9,745	9,803,806
5.57%, 04/30/34	17,582	18,316,630
5.80%, 09/29/28(a)	17,331	18,083,190
Citigroup Inc.
2.52%, 11/03/32, (1-day SOFR + 1.177%)(c)	16,550	14,120,784
2.56%, 05/01/32, (1-day SOFR + 1.167%)(a)(c)	26,931	23,272,504
2.57%, 06/03/31, (1-day SOFR + 2.107%)(c)	31,114	27,547,996
2.67%, 01/29/31, (1-day SOFR + 1.146%)(c)	22,272	19,963,772
2.90%, 11/03/42, (1-day SOFR + 1.379%)(a)(c)	8,860	6,509,462
2.98%, 11/05/30, (1-day SOFR + 1.422%)(a)(c)	22,811	20,859,971
3.06%, 01/25/33, (1-day SOFR + 1.351%)(c)	29,401	25,827,388
3.79%, 03/17/33, (1-day SOFR + 1.939%)(c)	23,500	21,620,141
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.430%)(c)	11,303	9,799,903
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.600%)(c)	23,379	22,554,261
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.454%)(c)	15,415	15,090,391
4.13%, 07/25/28(a)	15,867	15,528,443
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.101%)(c)	8,476	7,283,326
4.41%, 03/31/31, (1-day SOFR + 3.914%)(c)	32,736	31,914,791
4.54%, 09/19/30, (1-day SOFR + 1.338%)(c)	27,040	26,653,920
4.65%, 07/30/45	8,889	8,145,512
4.65%, 07/23/48(a)	21,978	19,957,613
4.75%, 05/18/46	15,482	14,155,134
4.91%, 05/24/33, (1-day SOFR + 2.086%)(c)	17,515	17,312,075
5.17%, 02/13/30, (1-day SOFR + 1.364%)(c)	21,371	21,621,002
5.30%, 05/06/44(a)	7,376	7,282,379
5.32%, 03/26/41, (1-day SOFR + 4.548%)(c)	10,408	10,420,346
5.45%, 06/11/35, (1-day SOFR + 1.447%)(a)(c)	20,925	21,409,378

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.88%, 01/30/42	$8,065	$8,637,188
6.27%, 11/17/33, (1-day SOFR + 2.338%)(c)	20,724	22,255,895
6.63%, 06/15/32(a)	7,511	8,184,888
6.68%, 09/13/43(a)	7,885	9,095,401
8.13%, 07/15/39	16,019	20,424,638
Citizens Financial Group Inc.
3.25%, 04/30/30	3,310	3,033,869
5.72%, 07/23/32, (1-day SOFR + 1.910%)(c)	7,560	7,718,176
5.84%, 01/23/30, (1-day SOFR + 2.010%)(c)	12,186	12,516,634
6.65%, 04/25/35, (1-day SOFR +2.325%)(c)	5,565	6,013,067
Cooperatieve Rabobank UA
5.25%, 05/24/41(a)	13,078	13,338,723
5.25%, 08/04/45(a)	9,255	9,131,238
5.75%, 12/01/43(a)	9,406	9,770,002
Cooperatieve Rabobank UA/New York, 4.49%, 10/17/29	7,353	7,302,611
Deutsche Bank AG/New York
3.04%, 05/28/32, (1-day SOFR + 1.718%)(a)(c)	3,210	2,779,653
3.55%, 09/18/31, (1-day SOFR + 3.043%)(c)	9,829	8,966,180
5.00%, 09/11/30, (1-day SOFR + 1.700%)(c)	13,727	13,571,757
5.40%, 09/11/35, (1-day SOFR + 2.050%)(a)(c)	17,304	16,898,801
5.41%, 05/10/29(a)	6,368	6,498,971
6.72%, 01/18/29, (1-day SOFR + 3.180%)(a)(c)	7,324	7,663,784
6.82%, 11/20/29, (1-day SOFR + 2.510%)(a)(c)	9,811	10,374,578
Discover Bank, 4.65%, 09/13/28(a)	3,693	3,655,864
Fifth Third Bancorp
4.77%, 07/28/30, (1-day SOFR Index + 2.127%)(c)	14,302	14,190,349
4.90%, 09/06/30, (1-day SOFR + 1.486%)(a)(c)	5,334	5,313,592
5.63%, 01/29/32, (1-day SOFR + 1.840%)(a)(c)	10,836	11,153,347
6.34%, 07/27/29, (1-day SOFR + 2.340%)(c)	12,744	13,341,650
8.25%, 03/01/38(a)	2,911	3,558,199
Goldman Sachs Capital I, 6.35%, 02/15/34(a)	8,659	9,176,748
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32, (1-day SOFR + 1.090%)(c)	29,743	25,018,063
2.38%, 07/21/32, (1-day SOFR + 1.248%)(c)	33,927	28,863,497
2.60%, 02/07/30(a)	18,525	16,658,908
2.62%, 04/22/32, (1-day SOFR + 1.281%)(c)	29,553	25,712,718
2.65%, 10/21/32, (1-day SOFR + 1.264%)(c)	25,306	21,804,141
2.91%, 07/21/42, (1-day SOFR + 1.472%)(c)	15,143	11,134,319
3.10%, 02/24/33, (1-day SOFR + 1.410%)(a)(c)	38,336	33,729,148
3.21%, 04/22/42, (1-day SOFR + 1.513%)(a)(c)	21,673	16,683,217
3.44%, 02/24/43, (1-day SOFR + 1.632%)(a)(c)	17,725	13,943,460
3.80%, 03/15/30	22,146	21,094,291
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.420%)(c)	15,920	15,428,311
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.635%)(c)	23,860	20,983,703
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.563%)(c)	23,960	23,536,917
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.692%)(a)(c)	13,990	12,807,304
4.69%, 10/23/30, (1-day SOFR + 1.135%)(a)(c)	17,086	16,927,257
4.75%, 10/21/45	12,251	11,416,984
4.80%, 07/08/44	18,232	17,088,341
5.02%, 10/23/35, (1-day SOFR + 1.420%)(c)	30,833	30,519,169
Security	Par (000)	Value
Banks (continued)
5.05%, 07/23/30, (1-day SOFR + 1.210%)(c)	$17,221	$17,344,161
5.15%, 05/22/45(a)	17,607	16,968,283
5.33%, 07/23/35, (1-day SOFR + 1.550%)(c)	25,193	25,399,361
5.56%, 11/19/45, (1-day SOFR + 1.580%)(c)	25,085	25,530,959
5.73%, 04/25/30, (1-day SOFR +1.265%)(c)	16,884	17,427,236
5.85%, 04/25/35, (1-day SOFR + 1.552%)(c)	22,120	23,165,847
6.13%, 02/15/33(a)	9,182	10,040,065
6.25%, 02/01/41	18,155	19,999,878
6.48%, 10/24/29, (1-day SOFR + 1.770%)(c)	14,608	15,465,396
6.56%, 10/24/34, (1-day SOFR + 1.950%)(a)(c)	7,640	8,408,960
6.75%, 10/01/37(a)	43,614	48,285,517
HSBC Holdings PLC
2.21%, 08/17/29, (1-day SOFR + 1.285%)(a)(c)	27,916	25,284,607
2.36%, 08/18/31, (1-day SOFR + 1.947%)(c)	16,064	13,865,283
2.80%, 05/24/32, (1-day SOFR + 1.187%)(c)	26,347	22,765,128
2.85%, 06/04/31, (1-day SOFR + 2.387%)(c)	19,840	17,688,291
2.87%, 11/22/32, (1-day SOFR + 1.410%)(a)(c)	13,635	11,750,298
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.872%)(c)	33,783	32,279,119
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.796%)(c)	29,672	29,284,504
4.95%, 03/31/30(a)	22,494	22,573,537
5.25%, 03/14/44(a)	10,027	9,650,210
5.29%, 11/19/30, (1-day SOFR + 1.290%)(c)	17,878	18,007,750
5.40%, 08/11/33, (1-day SOFR + 2.870%)(a)(c)	20,159	20,342,358
5.55%, 03/04/30, (1-day SOFR + 1.460%)(c)	20,802	21,173,403
5.72%, 03/04/35, (1-day SOFR + 1.780%)(a)(c)	14,345	14,760,717
5.73%, 05/17/32, (1-day SOFR + 1.520%)(a)(c)	13,876	14,276,915
6.10%, 01/14/42(a)	3,156	3,495,557
6.16%, 03/09/29, (1-day SOFR + 1.970%)(a)(c)	17,468	18,096,252
6.25%, 03/09/34, (1-day SOFR + 2.390%)(a)(c)	19,163	20,373,927
6.33%, 03/09/44, (1-day SOFR + 2.650%)(a)(c)	20,702	22,576,537
6.50%, 05/02/36(a)	10,176	10,974,698
6.50%, 09/15/37(a)	16,813	17,965,816
6.80%, 06/01/38(a)	2,321	2,566,863
Huntington Bancshares Inc./Ohio
2.55%, 02/04/30	5,911	5,260,799
5.27%, 01/15/31, (1-day SOFR + 1.276%)(a)(c)	7,846	7,930,713
5.71%, 02/02/35, (1-day SOFR Index + 1.870%)(c)	5,489	5,626,347
6.21%, 08/21/29, (1-day SOFR + 2.020%)(c)	9,307	9,701,412
Huntington National Bank (The), 5.65%, 01/10/30(a)	6,060	6,253,973
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.316%)(a)(c)	3,398	2,977,723
4.05%, 04/09/29	13,860	13,466,818
4.25%, 03/28/33, (1-day SOFR + 2.070%)(c)	5,998	5,680,590
4.55%, 10/02/28(a)	14,418	14,319,839
5.34%, 03/19/30, (1-day SOFR + 1.440%)(c)	17,779	18,050,608
5.55%, 03/19/35, (1-day SOFR + 1.770%)(c)	11,831	12,060,498
6.11%, 09/11/34, (1-day SOFR + 2.090%)(a)(c)	9,952	10,534,289
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.105%)(a)(c)	17,203	14,502,191

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
1.95%, 02/04/32, (1-day SOFR + 1.065%)(c)	$25,995	$21,920,258
2.07%, 06/01/29, (1-day SOFR + 1.015%)(c)	12,126	11,075,920
2.52%, 04/22/31, (1-day SOFR + 2.040%)(c)	18,557	16,551,899
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.510%)(a)(c)	17,136	12,167,530
2.55%, 11/08/32, (1-day SOFR + 1.180%)(c)	25,885	22,253,288
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.250%)(c)	30,820	26,883,109
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.510%)(c)	33,931	30,908,087
2.96%, 01/25/33, (1-day SOFR + 1.260%)(c)	27,789	24,468,198
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.460%)(c)	15,845	12,341,284
3.11%, 04/22/51, (1-day SOFR + 2.440%)(c)	19,691	13,900,127
3.16%, 04/22/42, (1-day SOFR + 1.460%)(c)	18,110	14,012,703
3.33%, 04/22/52, (1-day SOFR + 1.580%)(a)(c)	27,238	19,919,237
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.207%)(c)	11,892	11,484,590
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.422%)(a)(c)	26,866	25,713,731
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.622%)(c)	26,044	22,922,744
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.482%)(c)	15,347	12,608,213
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.642%)(c)	29,702	24,612,809
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.382%)(c)	14,743	14,414,345
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.722%)(c)	13,231	11,077,343
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.522%)(c)	17,795	17,477,393
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.842%)(c)	17,247	15,081,103
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.592%)(c)	17,263	17,057,294
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.790%)(c)	22,821	22,442,721
4.57%, 06/14/30, (1-day SOFR + 1.750%)(c)	12,280	12,165,316
4.59%, 04/26/33, (1-day SOFR + 1.800%)(c)	25,863	25,271,764
4.60%, 10/22/30, (1-day SOFR + 1.040%)(c)	23,648	23,442,012
4.85%, 02/01/44	10,023	9,621,896
4.91%, 07/25/33, (1-day SOFR + 2.080%)(a)(c)	32,790	32,718,370
4.95%, 10/22/35, (1-day SOFR + 1.340%)(a)(c)	27,512	27,284,077
4.95%, 06/01/45(a)	15,760	15,039,089
5.00%, 07/22/30, (1-day SOFR +1.125%)(c)	19,651	19,798,461
5.01%, 01/23/30, (1-day SOFR + 1.310%)(c)	16,353	16,492,347
5.29%, 07/22/35, (1-day SOFR + 1.460%)(a)(c)	31,619	32,115,795
5.30%, 07/24/29, (1-day SOFR + 1.450%)(c)	14,588	14,856,621
5.34%, 01/23/35, (1-day SOFR + 1.620%)(c)	26,160	26,591,716
5.35%, 06/01/34, (1-day SOFR + 1.845%)(a)(c)	36,386	37,126,619
5.40%, 01/06/42(a)	11,856	12,183,926
5.50%, 10/15/40	14,832	15,360,384
5.53%, 11/29/45, (1-day SOFR + 1.550%)(c)	9,857	10,097,340
5.58%, 04/22/30, (1-day SOFR +1.160%)(c)	19,840	20,455,701
5.60%, 07/15/41(a)	16,175	16,883,861
5.63%, 08/16/43(a)	9,330	9,777,815
5.77%, 04/22/35, (1-day SOFR + 1.490%)(c)	24,564	25,804,234
6.09%, 10/23/29, (1-day SOFR + 1.570%)(c)	14,812	15,505,563
6.25%, 10/23/34, (1-day SOFR + 1.810%)(c)	25,265	27,362,230
6.40%, 05/15/38(a)	17,140	19,272,790
Security	Par (000)	Value
Banks (continued)
KeyBank NA, 5.00%, 01/26/33(a)	$4,788	$4,682,965
KeyBank NA/Cleveland OH, 4.90%, 08/08/32(a)	3,153	3,048,172
KeyCorp
2.55%, 10/01/29(a)	4,833	4,345,465
4.10%, 04/30/28	6,185	6,031,829
4.79%, 06/01/33, (1-day SOFR Index + 2.060%)(c)	8,332	8,046,704
6.40%, 03/06/35, (1-day SOFR Index + 2.420%)(c)	6,190	6,601,296
Lloyds Banking Group PLC
4.34%, 01/09/48(a)	5,054	4,182,121
4.38%, 03/22/28(a)	13,562	13,386,109
4.55%, 08/16/28(a)	14,869	14,751,016
4.98%, 08/11/33, (1-year CMT + 2.300%)(a)(c)	17,269	16,991,294
5.30%, 12/01/45(a)	2,711	2,575,868
5.59%, 11/26/35, (1-year CMT + 1.200%)(c)	8,959	9,092,510
5.68%, 01/05/35, (1-year CMT + 1.750%)(c)	20,026	20,439,361
5.72%, 06/05/30, (1-year CMT + 1.070%)(a)(c)	17,148	17,653,046
5.87%, 03/06/29, (1-year CMT + 1.700%)(a)(c)	14,605	15,021,009
M&T Bank Corp.
5.05%, 01/27/34, (1-day SOFR + 1.850%)(c)	6,049	5,880,705
6.08%, 03/13/32, (1-day SOFR + 2.260%)(c)	4,174	4,348,837
7.41%, 10/30/29, (1-day SOFR + 2.800%)(c)	8,577	9,241,048
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30	15,610	13,524,669
2.31%, 07/20/32, (1-year CMT + 0.950%)(c)	18,688	15,969,343
2.49%, 10/13/32, (1-year CMT + 0.970%)(c)	4,717	4,057,872
2.56%, 02/25/30(a)	16,432	14,774,876
2.85%, 01/19/33, (1-year CMT + 1.100%)(c)	5,456	4,773,822
3.20%, 07/18/29	22,028	20,678,065
3.74%, 03/07/29(a)	16,180	15,690,497
3.75%, 07/18/39(a)	7,451	6,490,363
3.96%, 03/02/28(a)	6,458	6,362,223
4.05%, 09/11/28(a)	10,226	10,076,384
5.13%, 07/20/33, (1-year CMT + 2.125%)(c)	9,229	9,341,690
5.26%, 04/17/30, (1-year CMT + 0.820%)(c)	11,616	11,850,297
5.41%, 04/19/34, (1-year CMT + 1.970%)(a)(c)	5,073	5,237,946
5.42%, 02/22/29, (1-year CMT + 1.380%)(a)(c)	11,837	12,114,934
5.43%, 04/17/35, (1-year CMT + 1.000%)(a)(c)	15,990	16,424,554
5.44%, 02/22/34, (1-year CMT + 1.630%)(a)(c)	6,635	6,865,593
5.47%, 09/13/33, (1-year CMT + 2.125%)(a)(c)	2,080	2,151,153
Mizuho Financial Group Inc.
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.532%)(a)(c)	13,523	11,547,399
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.772%)(c)	10,123	8,774,546
2.56%, 09/13/31	4,947	4,222,596
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.392%)(c)	9,649	8,963,422
4.02%, 03/05/28(a)	7,774	7,628,537
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.532%)(a)(c)	14,022	13,744,648
5.38%, 05/26/30, (1-year CMT + 1.120%)(c)	8,560	8,738,039
5.38%, 07/10/30, (1-year CMT + 1.080%)(a)(c)	9,648	9,853,072
5.58%, 05/26/35, (1-year CMT + 1.300%)(a)(c)	5,938	6,141,955

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.67%, 05/27/29, (1-year CMT + 1.500%)(a)(c)	$12,078	$12,423,422
5.67%, 09/13/33, (1-year CMT + 2.400%)(c)	3,422	3,551,950
5.75%, 05/27/34, (1-year CMT + 1.800%)(c)	4,332	4,524,535
5.75%, 07/06/34, (1-year CMT + 1.900%)(c)	5,038	5,258,041
5.78%, 07/06/29, (1-year CMT + 1.650%)(c)	15,236	15,729,432
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.034%)(a)(c)	25,803	21,489,709
1.93%, 04/28/32, (1-day SOFR + 1.020%)(c)	20,144	16,805,029
2.24%, 07/21/32, (1-day SOFR + 1.178%)(a)(c)	34,113	28,846,461
2.51%, 10/20/32, (1-day SOFR + 1.200%)(a)(c)	24,378	20,852,956
2.70%, 01/22/31, (1-day SOFR + 1.143%)(c)	36,858	33,246,461
2.80%, 01/25/52, (1-day SOFR + 1.430%)(a)(c)	20,552	13,523,950
2.94%, 01/21/33, (1-day SOFR + 1.290%)(c)	23,581	20,663,420
3.22%, 04/22/42, (1-day SOFR + 1.485%)(c)	16,972	13,192,280
3.62%, 04/01/31, (1-day SOFR + 3.120%)(c)	21,473	20,237,845
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.402%)(c)	17,737	17,238,860
3.97%, 07/22/38(c)	15,251	13,486,077
4.30%, 01/27/45(a)	27,488	24,229,575
4.38%, 01/22/47	18,210	16,106,934
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.890%)(c)	25,599	25,200,078
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.693%)(a)(c)	7,679	7,153,321
4.65%, 10/18/30, (1-day SOFR +1.100%)(c)	27,552	27,321,676
4.89%, 07/20/33, (1-day SOFR + 2.076%)(c)	18,514	18,337,195
5.04%, 07/19/30, (1-day SOFR +1.215%)(a)(c)	11,729	11,826,844
5.12%, 02/01/29, (1-day SOFR + 1.730%)(c)	14,358	14,515,575
5.16%, 04/20/29, (1-day SOFR + 1.590%)(c)	15,022	15,188,450
5.17%, 01/16/30, (1-day SOFR + 1.450%)(c)	13,418	13,595,476
5.25%, 04/21/34, (1-day SOFR + 1.870%)(a)(c)	30,289	30,607,177
5.32%, 07/19/35, (1-day SOFR +1.555%)(c)	29,971	30,414,211
5.42%, 07/21/34, (1-day SOFR + 1.880%)(a)(c)	20,646	21,051,141
5.45%, 07/20/29, (1-day SOFR + 1.630%)(c)	11,228	11,472,956
5.47%, 01/18/35, (1-day SOFR + 1.730%)(c)	22,597	23,115,746
5.52%, 11/19/55, (1-day SOFR +1.710%)(c)	26,747	27,545,743
5.60%, 03/24/51, (1-day SOFR + 4.840%)(a)(c)	14,983	15,784,102
5.66%, 04/18/30, (1-day SOFR +1.260%)(c)	16,503	17,017,913
5.83%, 04/19/35, (1-day SOFR +1.580%)(c)	25,096	26,301,717
6.34%, 10/18/33, (1-day SOFR + 2.560%)(c)	23,621	25,591,119
6.38%, 07/24/42	11,183	12,701,481
6.41%, 11/01/29, (1-day SOFR + 1.830%)(c)	10,442	11,034,294
6.63%, 11/01/34, (1-day SOFR + 2.050%)(c)	15,831	17,461,321
7.25%, 04/01/32(a)	11,441	13,172,834
National Australia Bank Ltd./New York
4.79%, 01/10/29(a)	2,983	3,019,764
4.90%, 06/13/28(a)	3,719	3,777,135
National Bank of Canada
4.50%, 10/10/29	8,890	8,757,839
5.60%, 12/18/28	2,336	2,407,864
NatWest Group PLC
4.45%, 05/08/30, (3-mo. LIBOR US + 1.871%)(a)(c)	16,719	16,340,198
4.89%, 05/18/29, (3-mo. LIBOR US + 1.754%)(a)(c)	20,118	20,092,173
4.96%, 08/15/30, (1-year CMT + 1.220%)(c)	11,835	11,807,432
Security	Par (000)	Value
Banks (continued)
5.08%, 01/27/30, (3-mo. LIBOR US + 1.905%)(a)(c)	$17,488	$17,514,919
5.78%, 03/01/35, (1-year CMT + 1.500%)(a)(c)	9,320	9,590,386
5.81%, 09/13/29, (1-year CMT + 1.950%)(a)(c)	14,296	14,713,638
6.02%, 03/02/34, (1-year CMT + 2.100%)(c)	3,997	4,198,523
Northern Trust Corp.
1.95%, 05/01/30	7,943	6,940,889
6.13%, 11/02/32(a)	2,543	2,755,041
PNC Bank NA
2.70%, 10/22/29	10,153	9,157,680
4.05%, 07/26/28	11,383	11,114,925
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32, (1-day SOFR + 0.979%)(c)	8,303	7,128,110
2.55%, 01/22/30	18,259	16,459,482
3.45%, 04/23/29(a)	15,929	15,193,426
4.81%, 10/21/32, (1-day SOFR + 1.259%)(c)	11,475	11,376,536
5.07%, 01/24/34, (1-day SOFR + 1.933%)(c)	10,555	10,523,114
5.35%, 12/02/28, (1-day SOFR + 1.620%)(c)	10,589	10,783,595
5.40%, 07/23/35, (1-day SOFR + 1.599%)(c)	11,751	11,957,984
5.49%, 05/14/30, (1-day SOFR + 1.198%)(c)	17,158	17,601,462
5.58%, 06/12/29, (1-day SOFR + 1.841%)(a)(c)	21,794	22,351,802
5.68%, 01/22/35, (1-day SOFR + 1.902%)(c)	12,398	12,857,238
5.94%, 08/18/34, (1-day SOFR + 1.946%)(c)	4,418	4,659,248
6.04%, 10/28/33, (1-day SOFR Index + 2.140%)(c)	12,514	13,255,336
6.88%, 10/20/34, (1-day SOFR + 2.284%)(c)	16,620	18,603,632
Regions Financial Corp.
5.50%, 09/06/35, (1-day SOFR +2.060%)(a)(c)	7,470	7,472,401
5.72%, 06/06/30, (1-day SOFR +1.490%)(a)(c)	3,860	3,955,312
Royal Bank of Canada
2.30%, 11/03/31(a)	8,656	7,416,625
3.88%, 05/04/32	6,350	5,978,488
4.65%, 10/18/30, (1-day SOFR Index + 1.080%)(c)	19,497	19,412,015
4.95%, 02/01/29	10,544	10,682,445
4.97%, 08/02/30, (1-day SOFR + 1.000%)(a)(c)	12,959	13,077,568
5.00%, 02/01/33(a)	12,607	12,684,771
5.00%, 05/02/33(a)	7,097	7,133,418
5.15%, 02/01/34	10,934	11,002,407
5.20%, 08/01/28	11,869	12,114,827
Santander Holdings USA Inc.
5.35%, 09/06/30, (1-day SOFR + 1.940%)(c)	11,750	11,749,264
6.17%, 01/09/30, (1-day SOFR + 2.500%)(c)	7,915	8,159,746
6.34%, 05/31/35, (1-day SOFR + 2.138%)(a)(c)	7,212	7,437,224
6.50%, 03/09/29, (1-day SOFR + 2.356%)(c)	8,399	8,726,421
Santander U.K. Group Holdings PLC
4.86%, 09/11/30, (1-day SOFR Index + 1.554%)(a)(c)	16,760	16,490,033
6.53%, 01/10/29, (1-day SOFR + 2.600%)(a)(c)	4,846	5,049,181
State Street Bank & Trust Co., 4.78%, 11/23/29	5,079	5,114,971
State Street Corp.
2.20%, 03/03/31(a)	1,680	1,455,268
2.40%, 01/24/30(a)	4,383	3,958,163
Sumitomo Mitsui Financial Group Inc.
1.90%, 09/17/28	16,515	14,909,471
2.13%, 07/08/30(a)	14,992	13,001,990
2.14%, 09/23/30	10,877	9,334,254
2.22%, 09/17/31(a)	6,223	5,260,215
2.75%, 01/15/30(a)	14,508	13,130,164

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.93%, 09/17/41(a)	$3,574	$2,681,582
3.04%, 07/16/29(a)	24,538	22,809,070
3.94%, 07/19/28(a)	7,265	7,106,401
5.32%, 07/09/29(a)	10,231	10,480,151
5.42%, 07/09/31	6,933	7,127,583
5.52%, 01/13/28(a)	3,268	3,351,526
5.56%, 07/09/34(a)	10,682	11,093,559
5.71%, 01/13/30	14,747	15,342,300
5.72%, 09/14/28	13,716	14,196,565
5.77%, 01/13/33(a)	12,623	13,288,989
5.80%, 07/13/28(a)	8,687	9,013,429
5.81%, 09/14/33(a)	4,896	5,194,112
5.84%, 07/09/44(a)	10,477	11,058,898
6.18%, 07/13/43(a)	4,761	5,310,492
Toronto-Dominion Bank (The)
2.00%, 09/10/31(a)	10,654	9,004,071
3.20%, 03/10/32	16,216	14,524,814
4.46%, 06/08/32(a)	12,181	11,835,367
4.99%, 04/05/29	10,548	10,672,688
5.52%, 07/17/28(a)	8,477	8,724,406
Truist Bank, 2.25%, 03/11/30	14,010	12,200,094
Truist Financial Corp.
1.89%, 06/07/29, (1-day SOFR + 0.862%)(c)	11,663	10,555,309
1.95%, 06/05/30(a)	10,630	9,171,838
4.87%, 01/26/29, (1-day SOFR + 1.435%)(c)	16,554	16,566,460
5.12%, 01/26/34, (1-day SOFR + 1.852%)(c)	8,511	8,446,910
5.15%, 08/05/32, (1-day SOFR + 1.571%)(c)	9,357	9,405,138
5.44%, 01/24/30, (1-day SOFR + 1.620%)(c)	13,214	13,456,178
5.71%, 01/24/35, (1-day SOFR + 1.922%)(a)(c)	17,463	17,974,502
5.87%, 06/08/34, (1-day SOFR + 2.361%)(c)	10,576	11,008,977
6.12%, 10/28/33, (1-day SOFR + 2.300%)(c)	3,149	3,328,709
7.16%, 10/30/29, (1-day SOFR + 2.446%)(c)	18,122	19,519,777
U.S. Bancorp
1.38%, 07/22/30(a)	10,311	8,640,078
2.68%, 01/27/33, (1-day SOFR + 1.020%)(a)(c)	2,096	1,806,622
3.00%, 07/30/29(a)	9,639	8,915,813
3.90%, 04/26/28	11,208	10,956,130
4.65%, 02/01/29, (1-day SOFR + 1.230%)(c)	15,372	15,329,068
4.84%, 02/01/34, (1-day SOFR + 1.600%)(c)	16,723	16,383,003
5.10%, 07/23/30, (1-day SOFR +1.250%)(c)	13,468	13,603,503
5.38%, 01/23/30, (1-day SOFR + 1.560%)(c)	15,916	16,238,597
5.68%, 01/23/35, (1-day SOFR + 1.860%)(c)	14,627	15,165,471
5.78%, 06/12/29, (1-day SOFR + 2.020%)(c)	18,037	18,599,363
5.84%, 06/12/34, (1-day SOFR + 2.260%)(a)(c)	12,015	12,564,561
5.85%, 10/21/33, (1-day SOFR + 2.090%)(c)	10,718	11,222,857
UBS AG/London
4.50%, 06/26/48(a)	10,015	9,077,466
5.65%, 09/11/28	10,743	11,114,607
UBS AG/Stamford CT, 7.50%, 02/15/28	13,137	14,176,039
UBS Group AG, 4.88%, 05/15/45	17,598	16,448,926
Wachovia Corp., 5.50%, 08/01/35(a)	4,010	4,100,904
Wells Fargo & Co.
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.262%)(c)	30,380	27,164,572
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.432%)(c)	32,065	29,331,167
3.07%, 04/30/41, (1-day SOFR + 2.530%)(c)	33,072	25,191,614
3.35%, 03/02/33, (1-day SOFR + 1.500%)(c)	42,405	38,018,474
3.90%, 05/01/45	21,278	17,604,326
4.15%, 01/24/29	16,193	15,881,079
4.40%, 06/14/46	17,411	14,746,482
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.032%)(c)	13,672	13,426,162
Security	Par (000)	Value
Banks (continued)
4.61%, 04/25/53, (1-day SOFR + 2.130%)(a)(c)	$29,413	$26,144,277
4.65%, 11/04/44(a)	15,904	14,059,969
4.75%, 12/07/46	15,679	13,976,005
4.90%, 07/25/33, (1-day SOFR + 2.100%)(a)(c)	33,482	33,071,949
4.90%, 11/17/45	14,770	13,450,874
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.502%)(c)	42,736	40,603,730
5.20%, 01/23/30, (1-day SOFR + 1.500%)(c)	15,060	15,281,900
5.21%, 12/03/35, (1-day SOFR + 1.380%)(c)	20,500	20,544,171
5.38%, 11/02/43	15,761	15,366,499
5.39%, 04/24/34, (1-day SOFR + 2.020%)(a)(c)	31,654	32,048,586
5.50%, 01/23/35, (1-day SOFR + 1.780%)(a)(c)	28,645	29,219,392
5.56%, 07/25/34, (1-day SOFR + 1.990%)(c)	36,931	37,890,002
5.57%, 07/25/29, (1-day SOFR + 1.740%)(c)	26,612	27,304,798
5.61%, 01/15/44	19,919	19,863,261
6.30%, 10/23/29, (1-day SOFR + 1.790%)(a)(c)	17,179	18,090,715
6.49%, 10/23/34, (1-day SOFR + 2.060%)(a)(c)	27,325	29,826,907
Wells Fargo Bank NA
5.85%, 02/01/37	5,164	5,442,447
6.60%, 01/15/38	8,530	9,633,721
Westpac Banking Corp.
1.95%, 11/20/28	17,195	15,660,424
2.15%, 06/03/31	11,627	10,055,104
2.65%, 01/16/30	10,877	9,930,435
2.96%, 11/16/40(a)	6,387	4,760,333
3.13%, 11/18/41	4,197	3,153,182
3.40%, 01/25/28	4,757	4,613,380
4.42%, 07/24/39(a)	6,240	5,738,094
5.05%, 04/16/29	8,608	8,801,318
5.54%, 11/17/28	10,681	11,115,011
6.82%, 11/17/33	12,020	13,348,763
		6,900,082,987
Beverages — 2.5%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36(a)	40,307	39,504,322
4.90%, 02/01/46(a)	73,268	70,138,555
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44(a)	7,592	7,145,530
4.90%, 02/01/46(a)	11,447	10,907,776
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30(a)	13,670	13,009,873
4.00%, 04/13/28(a)	8,009	7,916,708
4.35%, 06/01/40	9,196	8,555,812
4.38%, 04/15/38(a)	10,378	9,757,250
4.44%, 10/06/48	16,629	14,876,583
4.50%, 06/01/50(a)	8,746	8,123,168
4.60%, 04/15/48	11,890	11,205,136
4.75%, 01/23/29	34,028	34,379,571
4.75%, 04/15/58(a)	6,722	6,294,544
4.90%, 01/23/31	7,897	8,032,775
4.95%, 01/15/42	15,878	15,476,598
5.00%, 06/15/34(a)	7,514	7,650,396
5.45%, 01/23/39(a)	13,664	14,178,926
5.55%, 01/23/49	31,430	32,809,290
5.80%, 01/23/59(a)	16,970	18,359,364
8.20%, 01/15/39	9,636	12,533,808
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	8,129	7,342,528
1.38%, 03/15/31(a)	13,081	10,884,895

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
1.50%, 03/05/28	$2,064	$1,892,372
1.65%, 06/01/30(a)	13,553	11,720,603
2.00%, 03/05/31(a)	7,381	6,401,996
2.13%, 09/06/29(a)	9,719	8,807,806
2.25%, 01/05/32	13,633	11,816,534
2.50%, 06/01/40	3,524	2,583,768
2.50%, 03/15/51	13,554	8,416,686
2.60%, 06/01/50	11,460	7,401,165
2.75%, 06/01/60	5,385	3,352,154
2.88%, 05/05/41(a)	6,491	4,939,529
3.00%, 03/05/51(a)	13,491	9,458,856
3.45%, 03/25/30	11,209	10,746,630
4.65%, 08/14/34(a)	8,343	8,307,741
5.00%, 05/13/34(a)	8,979	9,196,368
5.20%, 01/14/55	10,743	10,829,499
5.30%, 05/13/54	10,198	10,412,959
5.40%, 05/13/64(a)	14,095	14,399,541
Constellation Brands Inc.
2.25%, 08/01/31	9,788	8,297,245
3.15%, 08/01/29	12,337	11,514,861
4.90%, 05/01/33(a)	7,934	7,850,433
Diageo Capital PLC
2.00%, 04/29/30	11,004	9,644,348
2.13%, 04/29/32	6,166	5,150,248
2.38%, 10/24/29	6,389	5,796,906
5.50%, 01/24/33	8,316	8,632,277
5.63%, 10/05/33	6,933	7,264,627
Keurig Dr Pepper Inc.
3.20%, 05/01/30	8,146	7,535,676
3.80%, 05/01/50(a)	5,215	4,056,197
3.95%, 04/15/29(a)	10,316	10,020,865
4.05%, 04/15/32(a)	6,141	5,860,181
4.50%, 04/15/52(a)	7,572	6,577,597
4.60%, 05/25/28(a)	10,730	10,726,328
5.05%, 03/15/29	9,460	9,603,648
Molson Coors Beverage Co.
4.20%, 07/15/46(a)	14,786	12,497,541
5.00%, 05/01/42	8,246	7,915,345
PepsiCo Inc.
1.40%, 02/25/31(a)	9,782	8,135,085
1.63%, 05/01/30	8,146	7,032,791
1.95%, 10/21/31	11,593	9,808,372
2.63%, 07/29/29(a)	8,116	7,531,297
2.63%, 10/21/41	7,528	5,455,331
2.75%, 03/19/30	14,499	13,299,547
2.75%, 10/21/51	7,312	4,813,968
2.88%, 10/15/49(a)	8,138	5,585,515
3.45%, 10/06/46	7,415	5,753,447
3.60%, 02/18/28	1,506	1,476,710
3.63%, 03/19/50	7,178	5,646,289
3.90%, 07/18/32(a)	11,225	10,727,350
4.45%, 02/15/33	7,267	7,336,140
4.45%, 04/14/46	7,940	7,189,920
4.50%, 07/17/29(a)	7,130	7,187,963
5.25%, 07/17/54(a)	5,283	5,374,840
		761,066,503
Biotechnology — 1.8%
Amgen Inc.
1.65%, 08/15/28(a)	8,741	7,876,659
2.00%, 01/15/32(a)	6,333	5,238,459
2.30%, 02/25/31	10,703	9,267,529
2.45%, 02/21/30	12,835	11,492,808
2.77%, 09/01/53	7,004	4,355,136
2.80%, 08/15/41	8,924	6,504,240
3.00%, 02/22/29	7,264	6,818,683
3.00%, 01/15/52	7,957	5,357,244
3.15%, 02/21/40	17,181	13,306,865
3.35%, 02/22/32	7,481	6,783,783
Security	Par (000)	Value
Biotechnology (continued)
3.38%, 02/21/50(a)	$14,507	$10,533,597
4.05%, 08/18/29	9,662	9,405,079
4.20%, 03/01/33	5,881	5,563,234
4.20%, 02/22/52	8,429	6,920,030
4.40%, 05/01/45	21,366	18,544,442
4.40%, 02/22/62	10,147	8,334,952
4.56%, 06/15/48(a)	12,242	10,742,020
4.66%, 06/15/51	28,747	25,510,913
4.88%, 03/01/53	8,375	7,631,395
5.15%, 03/02/28	22,619	22,972,962
5.25%, 03/02/30	23,949	24,481,202
5.25%, 03/02/33	31,498	31,922,672
5.60%, 03/02/43	24,220	24,621,168
5.65%, 03/02/53(a)	33,365	34,027,419
5.75%, 03/02/63(a)	21,450	21,869,137
Biogen Inc.
2.25%, 05/01/30	22,834	19,968,146
3.15%, 05/01/50	12,475	8,354,067
5.20%, 09/15/45(a)	9,053	8,538,941
Gilead Sciences Inc.
1.65%, 10/01/30	10,532	8,921,220
2.60%, 10/01/40(a)	7,792	5,638,795
2.80%, 10/01/50	9,928	6,497,309
4.00%, 09/01/36(a)	4,120	3,745,244
4.15%, 03/01/47	17,910	15,185,653
4.50%, 02/01/45	12,803	11,479,775
4.60%, 09/01/35(a)	5,809	5,628,701
4.75%, 03/01/46	19,353	17,898,825
4.80%, 11/15/29	7,581	7,630,379
4.80%, 04/01/44	15,563	14,571,598
5.10%, 06/15/35	6,300	6,374,977
5.25%, 10/15/33	7,403	7,597,853
5.50%, 11/15/54	8,667	8,877,323
5.55%, 10/15/53(a)	7,811	8,089,005
5.60%, 11/15/64(a)	8,553	8,779,912
5.65%, 12/01/41	6,823	7,093,682
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30	17,617	14,867,476
2.80%, 09/15/50	7,422	4,656,859
Royalty Pharma PLC
2.20%, 09/02/30	9,104	7,827,544
3.30%, 09/02/40(a)	10,596	7,962,572
3.55%, 09/02/50(a)	9,730	6,849,652
		563,117,136
Building Materials — 0.4%
Carrier Global Corp.
2.70%, 02/15/31(a)	8,868	7,846,867
2.72%, 02/15/30	20,727	18,784,229
3.38%, 04/05/40	11,764	9,449,934
3.58%, 04/05/50	12,783	9,758,665
5.90%, 03/15/34	7,641	8,097,764
CRH America Finance Inc., 5.40%, 05/21/34	6,009	6,174,096
CRH SMW Finance DAC, 5.20%, 05/21/29(a)	7,599	7,736,754
Martin Marietta Materials Inc.
2.40%, 07/15/31	6,705	5,780,251
3.20%, 07/15/51	9,357	6,516,592
5.15%, 12/01/34(a)	3,339	3,344,941
5.50%, 12/01/54(a)	7,824	7,861,311
Owens Corning, 5.70%, 06/15/34(a)	8,168	8,509,788
Trane Technologies Financing Ltd., 3.80%, 03/21/29(a)	7,802	7,569,084
Vulcan Materials Co.
5.35%, 12/01/34(a)	5,782	5,918,837
5.70%, 12/01/54	4,145	4,302,136
		117,651,249
Chemicals — 1.0%
Air Products and Chemicals Inc.
2.05%, 05/15/30	9,378	8,255,302

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
2.70%, 05/15/40	$5,170	$3,860,071
2.80%, 05/15/50(a)	7,190	4,815,643
4.60%, 02/08/29	8,422	8,474,529
4.85%, 02/08/34(a)	9,616	9,650,547
Celanese U.S. Holdings LLC
6.33%, 07/15/29(a)	7,997	8,276,965
6.38%, 07/15/32(a)	6,468	6,741,536
6.60%, 11/15/28(a)	11,093	11,497,401
6.80%, 11/15/30	9,548	10,049,089
6.95%, 11/15/33(a)	8,009	8,557,029
CF Industries Inc.
4.95%, 06/01/43	5,987	5,482,087
5.15%, 03/15/34	6,608	6,539,526
5.38%, 03/15/44	5,781	5,586,731
Dow Chemical Co. (The)
2.10%, 11/15/30(a)	9,147	7,883,712
3.60%, 11/15/50(a)	8,111	5,899,108
4.38%, 11/15/42(a)	10,589	9,087,702
5.25%, 11/15/41	5,486	5,258,785
5.55%, 11/30/48	6,246	6,146,747
6.90%, 05/15/53(a)	6,918	7,991,856
7.38%, 11/01/29(a)	8,249	9,174,157
DuPont de Nemours Inc.
4.73%, 11/15/28	20,382	20,563,573
5.32%, 11/15/38(a)	9,434	9,833,280
5.42%, 11/15/48(a)	16,187	17,040,252
Eastman Chemical Co.
4.65%, 10/15/44	6,677	5,922,815
5.63%, 02/20/34(a)	6,759	6,902,454
Ecolab Inc., 2.70%, 12/15/51	7,115	4,560,951
International Flavors & Fragrances Inc., 5.00%, 09/26/48	6,206	5,600,433
LYB International Finance BV
4.88%, 03/15/44(a)	7,922	7,144,811
5.25%, 07/15/43	4,842	4,573,846
LYB International Finance III LLC
3.38%, 10/01/40	6,045	4,616,304
3.63%, 04/01/51(a)	7,639	5,447,774
4.20%, 10/15/49(a)	7,849	6,235,127
4.20%, 05/01/50(a)	11,163	8,834,871
5.50%, 03/01/34	7,563	7,641,223
LyondellBasell Industries NV, 4.63%, 02/26/55(a)	8,941	7,441,481
Nutrien Ltd.
4.20%, 04/01/29	8,798	8,640,133
4.90%, 03/27/28(a)	5,059	5,101,699
5.00%, 04/01/49	6,378	5,944,561
5.80%, 03/27/53(a)	5,576	5,823,092
Sherwin-Williams Co. (The)
2.95%, 08/15/29	7,551	7,005,540
4.50%, 06/01/47	9,484	8,413,050
		312,515,793
Commercial Services — 0.7%
Automatic Data Processing Inc.
1.25%, 09/01/30(a)	10,891	9,141,516
1.70%, 05/15/28	7,092	6,508,358
4.45%, 09/09/34(a)	7,073	6,876,703
Equifax Inc., 2.35%, 09/15/31	10,553	8,955,854
Global Payments Inc.
2.90%, 05/15/30	13,457	12,140,661
2.90%, 11/15/31	9,521	8,312,690
3.20%, 08/15/29	14,702	13,621,622
4.15%, 08/15/49(a)	8,158	6,503,924
5.40%, 08/15/32(a)	7,034	7,138,091
5.95%, 08/15/52(a)	5,822	5,967,615
Massachusetts Institute of Technology, 5.60%(a)	4,956	5,465,855
Security	Par (000)	Value
Commercial Services (continued)
PayPal Holdings Inc.
2.30%, 06/01/30	$14,056	$12,472,244
2.85%, 10/01/29(a)	23,376	21,653,021
3.25%, 06/01/50(a)	4,336	3,118,999
4.40%, 06/01/32(a)	7,161	7,012,458
5.05%, 06/01/52(a)	5,261	5,128,564
5.15%, 06/01/34	4,579	4,680,430
President and Fellows of Harvard College, Series ., 4.61%, 02/15/35(a)	10,589	10,630,524
Quanta Services Inc., 2.90%, 10/01/30(a)	17,268	15,674,485
RELX Capital Inc.
3.00%, 05/22/30	7,769	7,155,937
4.00%, 03/18/29	6,718	6,551,709
S&P Global Inc.
2.70%, 03/01/29	11,815	10,998,633
2.90%, 03/01/32	12,097	10,765,760
3.70%, 03/01/52(a)	3,280	2,585,451
4.25%, 05/01/29(a)	9,717	9,600,250
5.25%, 09/15/33(a)	6,139	6,347,802
		225,009,156
Computers — 2.5%
Accenture Capital Inc.
4.05%, 10/04/29	12,910	12,696,729
4.25%, 10/04/31	8,940	8,748,845
4.50%, 10/04/34	11,443	11,146,557
Apple Inc.
1.25%, 08/20/30(a)	10,124	8,592,281
1.40%, 08/05/28	23,649	21,367,704
1.65%, 05/11/30	12,032	10,482,432
1.65%, 02/08/31	23,444	20,037,692
1.70%, 08/05/31(a)	6,586	5,578,779
2.20%, 09/11/29	12,858	11,723,939
2.38%, 02/08/41	13,721	9,908,727
2.40%, 08/20/50	10,105	6,290,411
2.55%, 08/20/60(a)	13,388	8,393,508
2.65%, 05/11/50(a)	22,361	14,769,841
2.65%, 02/08/51	23,178	15,205,855
2.70%, 08/05/51	15,992	10,545,787
2.80%, 02/08/61	9,675	6,129,998
2.85%, 08/05/61	11,324	7,264,294
2.95%, 09/11/49(a)	12,162	8,608,816
3.25%, 08/08/29(a)	8,096	7,755,940
3.35%, 08/08/32(a)	12,903	12,061,908
3.45%, 02/09/45	19,592	15,829,496
3.75%, 09/12/47	12,362	10,217,836
3.75%, 11/13/47	12,985	10,723,604
3.85%, 05/04/43	26,547	23,026,504
3.85%, 08/04/46	21,698	18,367,192
3.95%, 08/08/52(a)	14,899	12,513,086
4.00%, 05/10/28	8,284	8,233,718
4.10%, 08/08/62	6,620	5,578,112
4.25%, 02/09/47	12,954	11,682,258
4.30%, 05/10/33	5,881	5,882,797
4.38%, 05/13/45(a)	18,298	16,878,981
4.45%, 05/06/44(a)	7,171	6,829,456
4.50%, 02/23/36(a)	8,127	8,131,726
4.65%, 02/23/46	33,057	31,612,802
4.85%, 05/10/53(a)	8,164	8,147,626
Dell International LLC/EMC Corp.
3.38%, 12/15/41	9,328	7,148,274
4.85%, 02/01/35(a)	9,168	8,932,585
5.30%, 10/01/29	17,876	18,277,992
5.40%, 04/15/34	7,731	7,897,797
5.75%, 02/01/33(a)	9,916	10,406,205
6.20%, 07/15/30	8,296	8,825,544
8.10%, 07/15/36(a)	10,422	12,657,726
Hewlett Packard Enterprise Co.
4.55%, 10/15/29	18,731	18,572,330

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
4.85%, 10/15/31	$13,000	$12,895,749
5.00%, 10/15/34	17,453	17,215,297
5.60%, 10/15/54(a)	14,834	14,706,518
6.20%, 10/15/35	8,111	8,709,225
6.35%, 10/15/45(a)	11,103	12,092,894
HP Inc.
2.65%, 06/17/31	14,190	12,375,855
4.00%, 04/15/29	13,843	13,424,933
5.50%, 01/15/33(a)	8,925	9,168,876
6.00%, 09/15/41(a)	5,124	5,376,899
IBM International Capital Pte Ltd.
4.90%, 02/05/34(a)	7,261	7,218,315
5.25%, 02/05/44(a)	9,356	9,200,571
5.30%, 02/05/54(a)	9,827	9,602,004
International Business Machines Corp.
1.95%, 05/15/30(a)	13,643	11,822,763
2.95%, 05/15/50(a)	8,257	5,510,833
3.50%, 05/15/29	24,666	23,639,650
4.00%, 06/20/42	9,641	8,198,303
4.15%, 05/15/39(a)	14,315	12,731,667
4.25%, 05/15/49(a)	23,019	19,492,199
4.40%, 07/27/32(a)	8,238	8,041,854
4.75%, 02/06/33(a)	7,809	7,820,722
4.90%, 07/27/52(a)	6,066	5,707,868
Leidos Inc.
2.30%, 02/15/31	6,348	5,426,252
4.38%, 05/15/30	4,912	4,744,940
5.75%, 03/15/33	2,334	2,413,508
		751,221,385
Cosmetics & Personal Care — 0.5%
Haleon U.S. Capital LLC
3.38%, 03/24/29	6,228	5,904,178
3.63%, 03/24/32	14,980	13,858,648
4.00%, 03/24/52(a)	6,747	5,495,361
Kenvue Inc.
4.90%, 03/22/33(a)	9,845	9,918,839
5.00%, 03/22/30(a)	9,589	9,803,552
5.05%, 03/22/28(a)	2,421	2,471,876
5.05%, 03/22/53(a)	9,920	9,711,280
5.10%, 03/22/43(a)	5,899	5,887,719
5.20%, 03/22/63	9,617	9,462,922
Procter & Gamble Co. (The)
1.20%, 10/29/30(a)	12,180	10,205,298
1.95%, 04/23/31	9,476	8,253,918
2.30%, 02/01/32(a)	1,786	1,571,324
3.00%, 03/25/30	16,186	15,133,439
4.05%, 01/26/33(a)	6,212	6,062,716
4.55%, 01/29/34(a)	7,362	7,378,488
Unilever Capital Corp.
1.75%, 08/12/31(a)	9,183	7,726,756
2.13%, 09/06/29(a)	6,597	5,956,138
3.50%, 03/22/28	4,190	4,087,436
4.63%, 08/12/34	7,722	7,628,392
5.00%, 12/08/33(a)	6,310	6,446,284
5.90%, 11/15/32(a)	5,525	5,998,843
		158,963,407
Diversified Financial Services — 2.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28(a)	35,937	33,577,829
3.30%, 01/30/32	29,495	26,177,992
3.40%, 10/29/33	13,089	11,377,920
3.85%, 10/29/41(a)	17,443	14,294,493
4.63%, 09/10/29	12,440	12,299,678
4.95%, 09/10/34	9,278	9,048,731
5.10%, 01/19/29(a)	8,426	8,508,472
5.75%, 06/06/28(a)	10,426	10,750,228
6.15%, 09/30/30(a)	7,782	8,234,891
Security	Par (000)	Value
Diversified Financial Services (continued)
Air Lease Corp.
2.88%, 01/15/32(a)	$4,089	$3,555,966
3.13%, 12/01/30	11,004	9,959,191
Ally Financial Inc.
2.20%, 11/02/28	6,797	6,126,078
8.00%, 11/01/31(a)	15,667	17,653,326
American Express Co.
4.05%, 05/03/29	5,609	5,522,934
4.05%, 12/03/42(a)	9,582	8,466,435
Ameriprise Financial Inc., 5.15%, 05/15/33	8,651	8,825,176
Apollo Global Management Inc., 5.80%, 05/21/54	9,383	9,911,475
Brookfield Finance Inc.
3.50%, 03/30/51	7,375	5,380,180
4.35%, 04/15/30	6,438	6,292,917
4.70%, 09/20/47(a)	7,540	6,837,497
4.85%, 03/29/29(a)	13,731	13,765,912
5.97%, 03/04/54	9,858	10,476,379
Charles Schwab Corp. (The)
1.65%, 03/11/31	8,806	7,352,802
1.95%, 12/01/31	6,804	5,652,716
2.00%, 03/20/28(a)	11,160	10,298,683
2.30%, 05/13/31(a)	9,141	7,915,161
2.90%, 03/03/32(a)	8,585	7,574,883
CME Group Inc.
2.65%, 03/15/32(a)	5,863	5,145,796
5.30%, 09/15/43	7,342	7,709,154
Discover Financial Services, 6.70%, 11/29/32(a)	7,642	8,332,177
Intercontinental Exchange Inc.
1.85%, 09/15/32(a)	12,798	10,360,895
2.10%, 06/15/30(a)	13,178	11,547,871
2.65%, 09/15/40	10,550	7,696,289
3.00%, 06/15/50	10,553	7,189,970
3.00%, 09/15/60	13,306	8,402,609
3.63%, 09/01/28	13,088	12,663,785
4.25%, 09/21/48	11,002	9,420,569
4.35%, 06/15/29(a)	12,569	12,445,569
4.60%, 03/15/33	10,238	10,063,671
4.95%, 06/15/52(a)	12,052	11,464,726
5.20%, 06/15/62	6,835	6,619,544
5.25%, 06/15/31(a)	7,773	7,973,428
Jefferies Financial Group Inc.
2.63%, 10/15/31(a)	9,884	8,468,048
4.15%, 01/23/30	9,659	9,313,678
5.88%, 07/21/28(a)	8,687	8,965,736
6.20%, 04/14/34	12,936	13,639,729
Mastercard Inc.
2.00%, 11/18/31	8,750	7,429,345
2.95%, 06/01/29(a)	13,885	13,082,378
3.35%, 03/26/30(a)	14,533	13,745,845
3.65%, 06/01/49	8,508	6,830,101
3.85%, 03/26/50(a)	11,662	9,571,480
4.35%, 01/15/32	10,836	10,660,389
4.55%, 01/15/35(a)	12,443	12,176,098
4.85%, 03/09/33(a)	7,488	7,580,227
4.88%, 03/09/28(a)	2,952	3,001,642
4.88%, 05/09/34	10,806	10,880,327
Nasdaq Inc.
5.35%, 06/28/28	13,480	13,808,880
5.55%, 02/15/34	8,946	9,225,957
5.95%, 08/15/53(a)	5,977	6,353,993
6.10%, 06/28/63	8,078	8,625,844
Nomura Holdings Inc.
2.17%, 07/14/28	12,918	11,736,555
2.61%, 07/14/31	10,386	8,902,569
2.68%, 07/16/30	9,124	8,059,235
3.00%, 01/22/32(a)	5,906	5,130,264
3.10%, 01/16/30	13,428	12,257,480

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.78%, 07/03/34(a)	$11,685	$12,053,561
6.07%, 07/12/28(a)	4,988	5,177,119
6.18%, 01/18/33(a)	910	966,484
Raymond James Financial Inc.
3.75%, 04/01/51(a)	9,561	7,357,758
4.95%, 07/15/46	6,627	6,257,594
Synchrony Financial, 2.88%, 10/28/31	7,952	6,713,897
Visa Inc.
1.10%, 02/15/31(a)	8,039	6,606,826
2.00%, 08/15/50(a)	13,353	7,740,252
2.05%, 04/15/30(a)	15,964	14,152,392
2.70%, 04/15/40	8,303	6,318,659
3.65%, 09/15/47	7,857	6,338,523
4.15%, 12/14/35	14,152	13,491,772
4.30%, 12/14/45	28,081	25,303,298
		760,797,933
Electric — 4.0%
AES Corp. (The)
2.45%, 01/15/31(a)	7,894	6,690,304
5.45%, 06/01/28(a)	11,641	11,778,651
Ameren Corp., 3.50%, 01/15/31	4,901	4,548,524
American Electric Power Co. Inc.
5.20%, 01/15/29	7,131	7,256,447
5.63%, 03/01/33(a)	11,424	11,801,602
Berkshire Hathaway Energy Co.
2.85%, 05/15/51	11,618	7,653,902
3.70%, 07/15/30	7,991	7,643,190
3.80%, 07/15/48	6,984	5,477,319
4.25%, 10/15/50	7,677	6,429,451
4.45%, 01/15/49	7,747	6,742,988
4.50%, 02/01/45(a)	7,237	6,574,076
4.60%, 05/01/53	7,364	6,502,062
5.15%, 11/15/43	6,195	6,117,967
6.13%, 04/01/36(a)	17,419	18,813,560
Commonwealth Edison Co., 4.00%, 03/01/48	5,187	4,262,805
Connecticut Light and Power Co. (The), 4.00%, 04/01/48(a)	2,096	1,759,522
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31	5,347	4,674,964
3.60%, 06/15/61(a)	11,460	8,363,868
4.45%, 03/15/44	9,105	8,165,805
4.63%, 12/01/54	4,778	4,280,413
5.70%, 05/15/54(a)	5,071	5,353,645
5.90%, 11/15/53	6,233	6,731,755
Series 20B, 3.95%, 04/01/50	6,702	5,560,210
Constellation Energy Generation LLC
5.60%, 03/01/28	956	983,419
5.60%, 06/15/42	5,307	5,366,945
5.75%, 03/15/54	9,579	9,832,168
6.25%, 10/01/39(a)	5,398	5,823,548
6.50%, 10/01/53	8,663	9,716,321
Dominion Energy Inc.
5.38%, 11/15/32(a)	8,773	8,991,419
Series C, 2.25%, 08/15/31	11,877	10,099,239
Series C, 3.38%, 04/01/30	11,550	10,780,005
DTE Energy Co.
4.88%, 06/01/28	6,114	6,148,650
5.10%, 03/01/29(a)	10,710	10,846,435
5.85%, 06/01/34(a)	10,112	10,622,680
Duke Energy Carolinas LLC
3.20%, 08/15/49	7,228	5,128,720
4.95%, 01/15/33(a)	12,919	12,993,950
5.30%, 02/15/40	4,652	4,727,918
5.35%, 01/15/53(a)	5,409	5,440,206
5.40%, 01/15/54(a)	7,133	7,212,516
Duke Energy Corp.
2.45%, 06/01/30	6,629	5,880,862
2.55%, 06/15/31	7,748	6,746,721
Security	Par (000)	Value
Electric (continued)
3.30%, 06/15/41	$7,242	$5,542,273
3.50%, 06/15/51	6,375	4,572,072
3.75%, 09/01/46	13,220	10,249,672
4.30%, 03/15/28	3,298	3,264,808
4.50%, 08/15/32(a)	10,275	9,967,209
5.00%, 08/15/52(a)	9,049	8,327,876
5.45%, 06/15/34(a)	7,967	8,167,272
5.80%, 06/15/54(a)	5,552	5,702,845
6.10%, 09/15/53(a)	6,283	6,730,658
Duke Energy Florida LLC, 6.40%, 06/15/38	7,070	7,854,757
Emera U.S. Finance LP, 4.75%, 06/15/46	12,044	10,468,391
Entergy Louisiana LLC, 4.20%, 09/01/48	6,253	5,253,098
Eversource Energy
5.13%, 05/15/33(a)	8,928	8,902,972
5.45%, 03/01/28(a)	6,853	7,009,588
5.95%, 02/01/29	8,407	8,770,143
Exelon Corp.
4.05%, 04/15/30	9,493	9,154,238
4.45%, 04/15/46(a)	7,743	6,760,363
4.70%, 04/15/50	4,136	3,698,032
5.15%, 03/15/28	3,881	3,935,604
5.30%, 03/15/33	10,704	10,938,895
5.60%, 03/15/53	6,552	6,679,480
FirstEnergy Corp., Series C, 3.40%, 03/01/50	6,918	4,959,482
Florida Power & Light Co.
2.45%, 02/03/32	12,542	10,816,198
2.88%, 12/04/51	9,580	6,447,095
3.15%, 10/01/49	7,305	5,227,034
3.95%, 03/01/48(a)	5,450	4,536,674
4.40%, 05/15/28	6,083	6,068,192
4.80%, 05/15/33	10,547	10,520,545
5.05%, 04/01/28(a)	5,980	6,088,803
5.10%, 04/01/33	9,337	9,498,621
5.15%, 06/15/29	7,932	8,139,036
5.30%, 06/15/34	7,817	8,071,966
5.30%, 04/01/53(a)	5,336	5,405,340
5.60%, 06/15/54(a)	6,249	6,586,859
Georgia Power Co.
4.30%, 03/15/42	8,280	7,353,233
4.65%, 05/16/28	6,431	6,454,849
4.95%, 05/17/33(a)	7,705	7,764,524
5.13%, 05/15/52(a)	5,381	5,253,905
5.25%, 03/15/34(a)	9,368	9,595,152
Series A, 3.25%, 03/15/51(a)	5,494	3,928,094
MidAmerican Energy Co.
3.65%, 04/15/29	8,741	8,425,459
4.25%, 07/15/49	7,157	6,167,429
5.85%, 09/15/54(a)	7,491	8,112,105
National Grid PLC
5.42%, 01/11/34(a)	5,514	5,626,584
5.81%, 06/12/33	8,248	8,620,420
NextEra Energy Capital Holdings Inc.
1.90%, 06/15/28	13,546	12,354,808
2.25%, 06/01/30	16,711	14,691,001
2.44%, 01/15/32(a)	8,799	7,497,301
2.75%, 11/01/29	8,500	7,799,149
4.90%, 02/28/28(a)	4,346	4,378,492
4.90%, 03/15/29(a)	9,024	9,098,166
5.00%, 07/15/32	9,294	9,346,782
5.05%, 02/28/33(a)	8,911	8,953,129
5.25%, 03/15/34(a)	9,865	10,002,652
5.25%, 02/28/53(a)	7,837	7,631,525
5.55%, 03/15/54(a)	4,439	4,505,415
Northern States Power Co./MN, 5.10%, 05/15/53	3,819	3,757,892
Oncor Electric Delivery Co. LLC
4.95%, 09/15/52(a)	7,147	6,779,320
5.55%, 06/15/54(b)	4,743	4,882,991

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.65%, 11/15/33	$9,585	$10,118,689
Pacific Gas and Electric Co.
2.50%, 02/01/31	14,724	12,779,877
3.00%, 06/15/28	5,481	5,154,209
3.25%, 06/01/31(a)	7,219	6,514,601
3.30%, 08/01/40	9,486	7,309,351
3.50%, 08/01/50	15,217	10,919,515
3.75%, 07/01/28	5,901	5,687,603
3.95%, 12/01/47(a)	7,435	5,755,486
4.50%, 07/01/40(a)	16,687	14,816,257
4.55%, 07/01/30(a)	22,686	22,219,304
4.95%, 07/01/50(a)	25,069	22,525,361
5.55%, 05/15/29	6,041	6,190,772
5.80%, 05/15/34(a)	8,992	9,357,820
5.90%, 10/01/54(a)	7,135	7,327,276
6.10%, 01/15/29	6,826	7,119,246
6.15%, 01/15/33	6,869	7,248,820
6.40%, 06/15/33	8,995	9,674,928
6.70%, 04/01/53	6,689	7,536,785
6.75%, 01/15/53	13,588	15,294,975
6.95%, 03/15/34(a)	7,502	8,393,762
PacifiCorp
2.90%, 06/15/52	7,766	4,919,742
5.35%, 12/01/53	8,269	8,003,296
5.45%, 02/15/34(a)	10,097	10,290,679
5.50%, 05/15/54(a)	8,685	8,583,608
5.80%, 01/15/55(a)	13,636	14,032,469
PPL Capital Funding Inc., 5.25%, 09/01/34(a)	9,594	9,710,775
PPL Electric Utilities Corp., 5.25%, 05/15/53	2,034	2,057,932
Public Service Co. of Colorado
1.88%, 06/15/31	4,656	3,917,244
5.25%, 04/01/53	4,206	4,138,341
5.75%, 05/15/54	6,818	7,210,329
Public Service Enterprise Group Inc.
2.45%, 11/15/31	9,500	8,185,632
5.20%, 04/01/29	3,686	3,765,791
San Diego Gas & Electric Co.
5.35%, 04/01/53	7,667	7,689,329
Series VVV, 1.70%, 10/01/30	5,647	4,809,393
Series WWW, 2.95%, 08/15/51(a)	3,686	2,519,031
Sempra
3.80%, 02/01/38	11,531	9,889,465
4.00%, 02/01/48(a)	11,238	9,020,032
6.00%, 10/15/39(a)	3,865	4,079,477
Southern California Edison Co.
3.65%, 02/01/50(a)	11,333	8,608,021
4.00%, 04/01/47	14,296	11,665,347
4.65%, 10/01/43	6,587	6,022,626
5.20%, 06/01/34	9,071	9,189,003
5.30%, 03/01/28(a)	1,766	1,803,257
5.45%, 06/01/31	4,723	4,882,070
5.95%, 11/01/32	6,459	6,885,953
Series 20A, 2.95%, 02/01/51	5,623	3,754,005
Series C, 4.13%, 03/01/48	12,091	10,018,860
Southern Co. (The)
4.40%, 07/01/46	15,270	13,264,563
4.85%, 06/15/28(a)	4,731	4,774,049
4.85%, 03/15/35	8,868	8,718,192
5.20%, 06/15/33(a)	7,251	7,350,239
5.50%, 03/15/29	7,642	7,892,499
5.70%, 03/15/34(a)	7,608	7,972,518
Series A, 3.70%, 04/30/30	7,158	6,810,176
Series B, 4.00%, 01/15/51, (5-year CMT + 3.733%)(c)	14,658	14,398,249
Virginia Electric & Power Co.
2.45%, 12/15/50	4,204	2,544,309
2.95%, 11/15/51(a)	5,464	3,620,987
5.00%, 04/01/33	12,254	12,318,702
Security	Par (000)	Value
Electric (continued)
5.45%, 04/01/53	$4,142	$4,189,835
Xcel Energy Inc.
5.45%, 08/15/33	7,603	7,742,187
5.50%, 03/15/34	8,991	9,180,512
		1,232,194,581
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
2.00%, 12/21/28(a)	12,179	11,080,245
2.20%, 12/21/31(a)	9,384	8,036,105
2.80%, 12/21/51	4,578	3,016,843
		22,133,193
Electronics — 0.4%
Amphenol Corp.
2.20%, 09/15/31	5,459	4,633,811
2.80%, 02/15/30	9,095	8,315,878
5.00%, 01/15/35(a)	4,750	4,748,466
Honeywell International Inc.
1.75%, 09/01/31	12,003	10,059,310
1.95%, 06/01/30	7,178	6,280,123
2.70%, 08/15/29(a)	9,299	8,608,690
2.80%, 06/01/50	4,820	3,232,196
4.25%, 01/15/29(a)	4,708	4,694,591
4.50%, 01/15/34	8,015	7,835,119
4.70%, 02/01/30	9,409	9,459,205
5.00%, 02/15/33(a)	8,657	8,805,121
5.00%, 03/01/35	17,012	17,155,243
5.25%, 03/01/54	13,494	13,435,595
		107,263,348
Entertainment — 0.4%
Warnermedia Holdings Inc.
4.05%, 03/15/29	4,556	4,313,211
4.28%, 03/15/32(a)	33,539	30,264,034
5.05%, 03/15/42	32,680	27,644,032
5.14%, 03/15/52	56,833	45,632,312
5.39%, 03/15/62	22,451	17,931,138
		125,784,727
Environmental Control — 0.4%
Republic Services Inc.
1.75%, 02/15/32(a)	7,375	6,026,851
3.95%, 05/15/28	7,907	7,749,630
4.88%, 04/01/29	7,672	7,749,072
5.00%, 04/01/34	6,818	6,850,999
Waste Connections Inc.
2.95%, 01/15/52(a)	8,088	5,379,143
4.20%, 01/15/33	8,496	8,091,240
5.00%, 03/01/34	7,563	7,571,225
Waste Management Inc.
1.50%, 03/15/31(a)	10,201	8,459,344
4.15%, 04/15/32(a)	8,993	8,669,978
4.63%, 02/15/30(a)	6,832	6,841,265
4.80%, 03/15/32(a)	9,056	9,059,640
4.88%, 02/15/29(a)	6,737	6,837,805
4.88%, 02/15/34(a)	11,260	11,309,966
4.95%, 07/03/31(a)	4,534	4,607,356
4.95%, 03/15/35	13,407	13,452,216
5.35%, 10/15/54	14,266	14,508,850
		133,164,580
Food — 1.5%
Conagra Brands Inc.
4.85%, 11/01/28	13,504	13,544,104
5.30%, 11/01/38	11,359	11,005,022
5.40%, 11/01/48(a)	9,778	9,362,711
General Mills Inc.
2.88%, 04/15/30(a)	9,321	8,490,657
4.20%, 04/17/28	6,145	6,065,840
4.88%, 01/30/30(a)	4,720	4,744,499
4.95%, 03/29/33(a)	10,210	10,170,278

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
5.25%, 01/30/35(a)	$5,135	$5,184,963
Hormel Foods Corp.
1.70%, 06/03/28(a)	4,340	3,952,805
1.80%, 06/11/30	11,750	10,132,155
J.M. Smucker Co. (The)
5.90%, 11/15/28(a)	7,359	7,700,049
6.50%, 11/15/53(a)	11,216	12,550,578
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.00%, 05/15/32	9,054	7,717,714
3.63%, 01/15/32	8,759	7,829,016
4.38%, 02/02/52	8,245	6,514,909
5.13%, 02/01/28	1,335	1,341,091
5.50%, 01/15/30(a)	10,982	11,076,024
5.75%, 04/01/33(a)	15,276	15,582,818
6.50%, 12/01/52(a)	12,599	13,386,450
6.75%, 03/15/34	12,158	13,255,807
7.25%, 11/15/53(a)	5,027	5,858,998
Kraft Heinz Foods Co.
4.38%, 06/01/46	27,129	23,062,900
4.88%, 10/01/49	13,420	12,118,881
5.00%, 06/04/42	13,896	13,089,680
5.20%, 07/15/45	15,680	14,866,478
5.50%, 06/01/50	7,156	7,056,814
6.88%, 01/26/39	5,895	6,703,565
Kroger Co. (The)
3.95%, 01/15/50(a)	7,828	6,236,065
4.45%, 02/01/47	5,620	4,851,349
4.65%, 09/15/29	16,636	16,696,893
4.90%, 09/15/31(a)	12,386	12,469,968
5.00%, 09/15/34	21,677	21,551,993
5.50%, 09/15/54(a)	16,376	16,237,466
5.65%, 09/15/64	14,538	14,381,506
Mondelez International Inc.
2.63%, 09/04/50	9,534	5,971,475
2.75%, 04/13/30(a)	9,770	8,883,846
3.00%, 03/17/32	4,802	4,260,838
Sysco Corp.
3.15%, 12/14/51(a)	8,356	5,674,036
5.95%, 04/01/30	11,221	11,837,016
6.60%, 04/01/50(a)	10,193	11,592,140
The Campbell's Co.
4.15%, 03/15/28	1,238	1,217,873
4.75%, 03/23/35(a)	8,344	8,068,377
5.40%, 03/21/34(a)	9,239	9,424,667
Tyson Foods Inc.
4.35%, 03/01/29(a)	8,759	8,594,329
4.55%, 06/02/47	6,581	5,677,321
5.10%, 09/28/48	13,153	12,288,088
5.70%, 03/15/34	8,260	8,540,361
		456,820,413
Gas — 0.1%
Atmos Energy Corp., 4.13%, 10/15/44	8,405	7,217,968
CenterPoint Energy Resources Corp., 5.25%, 03/01/28	1,007	1,026,761
NiSource Inc.
1.70%, 02/15/31	4,816	4,006,308
2.95%, 09/01/29	3,230	2,986,621
3.60%, 05/01/30	7,077	6,681,690
3.95%, 03/30/48	7,168	5,762,954
4.38%, 05/15/47	8,209	7,081,187
4.80%, 02/15/44	7,709	7,124,391
5.25%, 03/30/28	2,250	2,291,207
		44,179,087
Hand & Machine Tools — 0.2%
Regal Rexnord Corp.
6.05%, 04/15/28(a)	9,550	9,835,214
6.30%, 02/15/30(a)	11,310	11,808,490
Security	Par (000)	Value
Hand & Machine Tools (continued)
6.40%, 04/15/33(a)	$11,406	$12,021,354
Stanley Black & Decker Inc.
2.30%, 03/15/30(a)	10,786	9,483,782
2.75%, 11/15/50	9,143	5,581,369
		48,730,209
Health Care - Products — 1.1%
Abbott Laboratories
4.75%, 11/30/36	14,209	14,086,723
4.90%, 11/30/46(a)	19,366	18,957,889
Agilent Technologies Inc., 2.30%, 03/12/31(a)	2,247	1,940,260
Baxter International Inc.
2.27%, 12/01/28(a)	15,797	14,329,114
2.54%, 02/01/32(a)	11,776	10,028,717
3.13%, 12/01/51(a)	8,557	5,630,751
Danaher Corp.
2.60%, 10/01/50(a)	8,112	5,166,075
2.80%, 12/10/51(a)	5,428	3,571,917
DH Europe Finance II SARL
2.60%, 11/15/29(a)	7,816	7,146,452
3.25%, 11/15/39(a)	5,229	4,220,689
3.40%, 11/15/49(a)	5,146	3,854,637
GE HealthCare Technologies Inc.
4.80%, 08/14/29	10,341	10,350,910
5.86%, 03/15/30	14,739	15,444,361
5.91%, 11/22/32(a)	15,442	16,415,139
6.38%, 11/22/52(a)	4,112	4,664,578
Medtronic Global Holdings SCA
4.25%, 03/30/28(a)	4,055	4,039,432
4.50%, 03/30/33(a)	9,625	9,428,734
Medtronic Inc.
4.38%, 03/15/35(a)	12,368	11,910,990
4.63%, 03/15/45(a)	15,013	13,909,417
Solventum Corp.
5.40%, 03/01/29(b)	18,032	18,300,379
5.45%, 03/13/31(b)	11,325	11,513,592
5.60%, 03/23/34(b)	13,541	13,752,210
5.90%, 04/30/54(a)(b)	11,069	11,318,526
Stryker Corp.
1.95%, 06/15/30(a)	10,125	8,787,938
4.25%, 09/11/29(a)	10,021	9,900,189
4.63%, 09/11/34(a)	7,281	7,131,898
4.63%, 03/15/46	8,577	7,805,531
Thermo Fisher Scientific Inc.
2.00%, 10/15/31(a)	11,749	9,941,947
2.60%, 10/01/29	11,389	10,472,342
2.80%, 10/15/41	10,302	7,587,733
4.10%, 08/15/47(a)	3,023	2,587,226
4.98%, 08/10/30	6,962	7,104,196
5.00%, 01/31/29(a)	10,493	10,689,746
5.09%, 08/10/33(a)	7,955	8,084,582
Zimmer Biomet Holdings Inc., 2.60%, 11/24/31(a)	2,660	2,304,516
		322,379,336
Health Care - Services — 4.1%
Aetna Inc.
3.88%, 08/15/47(a)	10,910	8,228,619
6.63%, 06/15/36	8,542	9,277,222
Ascension Health
3.95%, 11/15/46(a)	4,781	4,074,922
Series B, 2.53%, 11/15/29(a)	9,042	8,275,989
Centene Corp.
2.45%, 07/15/28	16,882	15,289,166
2.50%, 03/01/31(a)	21,031	17,657,695
2.63%, 08/01/31	15,179	12,706,040
3.00%, 10/15/30	19,149	16,697,223
3.38%, 02/15/30	20,207	18,219,437
4.25%, 12/15/27	573	555,616
4.63%, 12/15/29(a)	29,809	28,562,325

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Cigna Group (The)
2.38%, 03/15/31	$9,818	$8,474,712
2.40%, 03/15/30	16,500	14,673,801
3.20%, 03/15/40	6,482	4,981,398
3.40%, 03/15/50	11,452	8,135,793
3.40%, 03/15/51	13,045	9,196,146
3.88%, 10/15/47	11,022	8,605,421
4.38%, 10/15/28	28,186	27,965,484
4.80%, 08/15/38	17,559	16,616,249
4.80%, 07/15/46	12,589	11,405,080
4.90%, 12/15/48	24,291	22,087,801
5.00%, 05/15/29(a)	4,841	4,894,635
5.13%, 05/15/31	6,817	6,900,272
5.25%, 02/15/34(a)	11,689	11,801,980
5.40%, 03/15/33	3,982	4,067,719
5.60%, 02/15/54(a)	12,156	12,172,343
CommonSpirit Health
3.35%, 10/01/29(a)	2,633	2,481,214
4.19%, 10/01/49	1,840	1,527,362
Elevance Health Inc.
2.25%, 05/15/30(a)	5,866	5,153,551
2.55%, 03/15/31	5,188	4,535,988
2.88%, 09/15/29	7,463	6,867,070
3.13%, 05/15/50(a)	10,641	7,249,595
3.60%, 03/15/51(a)	11,433	8,445,032
3.70%, 09/15/49	7,309	5,515,666
4.10%, 03/01/28(a)	4,367	4,291,493
4.38%, 12/01/47	12,441	10,604,463
4.55%, 03/01/48	8,778	7,622,073
4.63%, 05/15/42	7,378	6,655,095
4.65%, 01/15/43(a)	9,701	8,799,007
4.65%, 08/15/44	6,626	5,961,363
4.75%, 02/15/30(a)	6,349	6,351,322
4.75%, 02/15/33	5,099	4,993,303
4.95%, 11/01/31	9,608	9,629,763
5.13%, 02/15/53(a)	7,439	7,005,318
5.20%, 02/15/35	9,495	9,557,515
5.38%, 06/15/34	5,152	5,227,462
5.65%, 06/15/54	6,781	6,890,194
5.70%, 02/15/55	9,593	9,821,019
5.85%, 11/01/64	10,163	10,495,335
6.10%, 10/15/52(a)	5,935	6,351,410
HCA Inc.
2.38%, 07/15/31	5,978	5,055,321
3.50%, 09/01/30(a)	20,466	18,899,868
3.50%, 07/15/51	12,799	8,835,884
3.63%, 03/15/32(a)	15,144	13,658,428
4.13%, 06/15/29	14,317	13,840,437
4.63%, 03/15/52	19,871	16,481,168
5.13%, 06/15/39	4,615	4,374,777
5.20%, 06/01/28	6,797	6,876,817
5.25%, 06/15/49	17,380	15,961,128
5.45%, 04/01/31(a)	13,329	13,511,369
5.45%, 09/15/34	8,859	8,864,040
5.50%, 06/01/33(a)	8,392	8,474,326
5.50%, 06/15/47	12,547	12,027,204
5.60%, 04/01/34	10,537	10,658,529
5.63%, 09/01/28(a)	8,248	8,431,497
5.88%, 02/01/29	8,806	9,073,481
5.90%, 06/01/53	9,022	9,042,005
5.95%, 09/15/54	9,363	9,462,046
6.00%, 04/01/54	10,856	11,038,464
Humana Inc.
2.15%, 02/03/32(a)	3,640	2,979,704
3.70%, 03/23/29	6,152	5,873,210
4.95%, 10/01/44	3,907	3,512,617
5.38%, 04/15/31	5,279	5,337,296
5.50%, 03/15/53	4,235	4,065,951
Security	Par (000)	Value
Health Care - Services (continued)
5.75%, 04/15/54(a)	$6,857	$6,830,126
5.88%, 03/01/33	4,476	4,624,771
5.95%, 03/15/34(a)	2,372	2,465,710
ICON Investments Six DAC, 5.85%, 05/08/29	5,416	5,563,723
IQVIA Inc.
5.70%, 05/15/28(a)	5,597	5,732,342
6.25%, 02/01/29	10,322	10,778,925
Kaiser Foundation Hospitals
4.15%, 05/01/47	5,587	4,826,609
Series 2019, 3.27%, 11/01/49(a)	1,237	912,152
Series 2021, 2.81%, 06/01/41	12,919	9,574,864
Series 2021, 3.00%, 06/01/51	3,927	2,741,455
Laboratory Corp. of America Holdings
4.70%, 02/01/45(a)	8,682	7,828,763
4.80%, 10/01/34(a)	10,553	10,261,270
Providence St. Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/51(a)	2,384	1,475,054
Quest Diagnostics Inc.
2.95%, 06/30/30(a)	8,093	7,379,021
5.00%, 12/15/34(a)	5,398	5,343,975
6.40%, 11/30/33	5,474	5,986,727
UnitedHealth Group Inc.
2.00%, 05/15/30	7,789	6,819,918
2.30%, 05/15/31	10,590	9,190,954
2.75%, 05/15/40	12,371	9,160,396
2.88%, 08/15/29(a)	8,771	8,166,516
2.90%, 05/15/50(a)	10,867	7,224,303
3.05%, 05/15/41	13,938	10,613,883
3.13%, 05/15/60	9,549	6,157,442
3.25%, 05/15/51	15,840	11,233,269
3.50%, 08/15/39	12,563	10,424,084
3.70%, 08/15/49	11,355	8,820,319
3.75%, 10/15/47	9,137	7,241,206
3.85%, 06/15/28(a)	9,077	8,913,877
3.88%, 12/15/28(a)	8,548	8,368,494
3.88%, 08/15/59(a)	11,658	8,900,035
4.00%, 05/15/29(a)	8,150	7,992,723
4.20%, 05/15/32(a)	8,684	8,391,555
4.20%, 01/15/47	6,596	5,631,471
4.25%, 01/15/29(a)	11,696	11,600,783
4.25%, 03/15/43(a)	4,394	3,915,881
4.25%, 06/15/48	12,873	10,994,244
4.45%, 12/15/48	11,936	10,474,851
4.50%, 04/15/33	10,387	10,137,420
4.63%, 07/15/35	8,857	8,665,863
4.75%, 07/15/45(a)	16,960	15,883,205
4.75%, 05/15/52(a)	16,389	15,011,893
4.80%, 01/15/30(a)	10,413	10,515,054
4.90%, 04/15/31(a)	7,915	8,018,711
4.95%, 01/15/32(a)	10,329	10,420,007
4.95%, 05/15/62	7,754	7,162,587
5.00%, 04/15/34(a)	8,699	8,738,981
5.05%, 04/15/53	15,709	15,033,840
5.15%, 07/15/34	14,243	14,505,913
5.20%, 04/15/63	14,147	13,633,035
5.25%, 02/15/28(a)	84	86,033
5.30%, 02/15/30(a)	5,883	6,070,458
5.35%, 02/15/33	13,677	14,140,448
5.38%, 04/15/54(a)	14,918	14,916,959
5.50%, 07/15/44	11,107	11,390,857
5.50%, 04/15/64(a)	9,387	9,452,766
5.63%, 07/15/54	21,329	22,134,763
5.75%, 07/15/64(a)	14,959	15,638,052
5.80%, 03/15/36(a)	6,598	7,034,318
5.88%, 02/15/53	15,032	16,083,505
6.05%, 02/15/63(a)	12,715	13,870,799
6.88%, 02/15/38(a)	8,513	9,930,572

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Universal Health Services Inc., 2.65%, 10/15/30	$10,560	$9,176,600
		1,260,104,598
Holding Companies - Diversified — 0.2%
Apollo Debt Solutions BDC, 6.90%, 04/13/29(b)	50	52,239
Ares Capital Corp.
2.88%, 06/15/28	12,776	11,774,971
5.88%, 03/01/29	9,702	9,866,938
5.95%, 07/15/29	8,990	9,161,968
Ares Strategic Income Fund, 5.60%, 02/15/30(b)	618	611,598
Blue Owl Capital Corp., 2.88%, 06/11/28(a)	1,984	1,814,069
Blue Owl Credit Income Corp.
5.80%, 03/15/30(b)	11,636	11,547,242
6.65%, 03/15/31(a)	6,700	6,864,819
FS KKR Capital Corp., 3.13%, 10/12/28	1,899	1,732,305
		53,426,149
Household Products & Wares — 0.0%
Kimberly-Clark Corp., 3.10%, 03/26/30	10,417	9,745,226
Insurance — 2.1%
Allstate Corp. (The), 5.25%, 03/30/33(a)	3,392	3,459,165
American International Group Inc.
4.38%, 06/30/50(a)	9,759	8,492,963
4.75%, 04/01/48(a)	10,372	9,577,990
4.80%, 07/10/45(a)	9,207	8,516,627
5.13%, 03/27/33(a)	3,835	3,876,692
Aon Corp.
2.80%, 05/15/30(a)	5,820	5,283,616
3.75%, 05/02/29	7,322	7,057,305
Aon Corp./Aon Global Holdings PLC
3.90%, 02/28/52	10,808	8,455,575
5.35%, 02/28/33(a)	3,066	3,140,576
Aon North America Inc.
5.15%, 03/01/29(a)	12,818	13,032,441
5.45%, 03/01/34	11,680	11,988,837
5.75%, 03/01/54	17,926	18,566,584
Arch Capital Group Ltd., 3.64%, 06/30/50	10,526	7,954,394
Arthur J Gallagher & Co., 3.50%, 05/20/51	7,577	5,498,147
Athene Holding Ltd.
4.13%, 01/12/28(a)	96	94,215
6.25%, 04/01/54(a)	10,860	11,443,763
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30(a)	4,491	3,796,643
2.50%, 01/15/51	10,351	6,475,031
2.85%, 10/15/50(a)	17,569	11,827,463
2.88%, 03/15/32(a)	3,914	3,513,138
3.85%, 03/15/52	24,568	19,760,448
4.20%, 08/15/48	20,772	18,225,845
4.25%, 01/15/49	14,291	12,662,761
5.75%, 01/15/40(a)	7,753	8,503,920
Berkshire Hathaway Inc., 4.50%, 02/11/43(a)	9,797	9,376,083
Brighthouse Financial Inc., 4.70%, 06/22/47(a)	2,053	1,679,283
Chubb Corp. (The), 6.00%, 05/11/37	9,000	9,787,835
Chubb INA Holdings LLC
1.38%, 09/15/30(a)	14,084	11,855,889
3.05%, 12/15/61	4,945	3,219,394
4.35%, 11/03/45(a)	9,906	8,831,805
5.00%, 03/15/34	14,874	15,035,874
Corebridge Financial Inc.
3.85%, 04/05/29	9,941	9,582,347
3.90%, 04/05/32(a)	10,240	9,499,539
4.40%, 04/05/52(a)	10,370	8,716,909
5.75%, 01/15/34(a)	8,064	8,375,900
Equitable Holdings Inc.
4.35%, 04/20/28	7,545	7,456,607
5.00%, 04/20/48(a)	10,542	9,878,858
Security	Par (000)	Value
Insurance (continued)
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52(a)	$10,305	$6,837,181
3.50%, 10/15/50(a)	7,668	5,530,039
Fairfax Financial Holdings Ltd.
5.63%, 08/16/32	2,024	2,079,922
6.00%, 12/07/33(a)	4,801	5,015,654
6.35%, 03/22/54(a)	7,290	7,787,052
Hartford Financial Services Group Inc. (The), 3.60%, 08/19/49	3,478	2,671,827
Manulife Financial Corp.
3.70%, 03/16/32	4,103	3,819,648
5.38%, 03/04/46(a)	4,317	4,363,324
Marsh & McLennan Companies Inc.
2.25%, 11/15/30	4,689	4,109,958
4.38%, 03/15/29	12,037	11,963,252
4.65%, 03/15/30	14,325	14,320,806
4.85%, 11/15/31	14,325	14,374,699
4.90%, 03/15/49	7,737	7,295,507
5.00%, 03/15/35	23,620	23,744,279
5.40%, 03/15/55(a)	16,725	16,897,791
5.70%, 09/15/53(a)	6,283	6,676,508
MetLife Inc.
4.05%, 03/01/45	9,663	8,166,906
4.13%, 08/13/42	7,479	6,508,525
4.55%, 03/23/30(a)	4,503	4,508,875
4.60%, 05/13/46	6,439	5,903,678
4.88%, 11/13/43	8,619	8,184,341
5.00%, 07/15/52(a)	9,402	9,000,317
5.25%, 01/15/54(a)	8,822	8,753,243
5.30%, 12/15/34	5,070	5,203,434
5.38%, 07/15/33(a)	5,992	6,219,761
5.70%, 06/15/35	9,301	9,845,013
5.88%, 02/06/41	6,356	6,738,634
6.38%, 06/15/34(a)	4,358	4,817,635
Progressive Corp. (The), 4.13%, 04/15/47	8,512	7,266,791
Prudential Financial Inc.
3.70%, 03/13/51(a)	13,629	10,409,397
3.91%, 12/07/47(a)	9,142	7,362,922
3.94%, 12/07/49	10,213	8,159,906
4.35%, 02/25/50	8,403	7,227,597
4.60%, 05/15/44(a)	5,157	4,719,861
5.70%, 12/14/36(a)	5,954	6,305,198
Travelers Companies Inc. (The)
3.05%, 06/08/51	8,043	5,594,633
5.35%, 11/01/40	6,255	6,389,805
5.45%, 05/25/53	5,615	5,822,817
6.25%, 06/15/37(a)	7,369	8,179,467
Willis North America Inc.
5.35%, 05/15/33	2,756	2,804,322
5.90%, 03/05/54	6,621	6,878,428
		632,959,415
Internet — 2.4%
Alphabet Inc.
1.10%, 08/15/30(a)	18,468	15,570,988
1.90%, 08/15/40(a)	14,247	9,748,725
2.05%, 08/15/50	23,891	14,225,389
2.25%, 08/15/60(a)	14,719	8,560,307
Amazon.com Inc.
1.50%, 06/03/30	19,735	16,908,995
1.65%, 05/12/28	13,113	11,999,853
2.10%, 05/12/31	25,750	22,289,862
2.50%, 06/03/50(a)	25,394	16,025,630
2.70%, 06/03/60	15,455	9,442,823
2.88%, 05/12/41	25,295	19,394,415
3.10%, 05/12/51(a)	29,480	21,024,455
3.25%, 05/12/61	13,989	9,696,652
3.45%, 04/13/29	9,288	8,998,149
3.60%, 04/13/32	22,116	20,809,316

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
3.88%, 08/22/37	$21,884	$19,888,514
3.95%, 04/13/52(a)	21,352	17,800,558
4.05%, 08/22/47(a)	33,562	29,015,285
4.10%, 04/13/62(a)	9,560	7,949,433
4.25%, 08/22/57	15,164	13,171,781
4.55%, 12/01/27	952	958,823
4.65%, 12/01/29(a)	8,641	8,770,680
4.70%, 12/01/32(a)	13,420	13,583,984
4.80%, 12/05/34(a)	9,729	9,882,229
4.95%, 12/05/44(a)	19,234	19,228,703
Booking Holdings Inc., 4.63%, 04/13/30	15,880	15,913,130
eBay Inc.
2.60%, 05/10/31(a)	9,462	8,294,063
2.70%, 03/11/30(a)	11,612	10,507,025
3.65%, 05/10/51	7,817	5,826,693
4.00%, 07/15/42	7,188	5,931,998
Expedia Group Inc., 3.25%, 02/15/30(a)	17,282	16,107,823
Meta Platforms Inc.
3.85%, 08/15/32	36,634	34,818,207
4.30%, 08/15/29(a)	13,537	13,499,753
4.45%, 08/15/52	23,472	20,941,444
4.55%, 08/15/31	13,270	13,272,553
4.60%, 05/15/28	13,459	13,568,934
4.65%, 08/15/62(a)	11,582	10,482,111
4.75%, 08/15/34(a)	25,339	25,333,990
4.80%, 05/15/30(a)	14,896	15,185,128
4.95%, 05/15/33(a)	20,378	20,862,813
5.40%, 08/15/54	25,172	25,752,723
5.55%, 08/15/64	23,113	23,962,403
5.60%, 05/15/53(a)	21,183	22,341,435
5.75%, 05/15/63	13,997	14,893,365
Netflix Inc.
4.88%, 04/15/28(a)	6,114	6,176,983
4.90%, 08/15/34	9,425	9,477,627
5.40%, 08/15/54	9,979	10,225,007
5.88%, 11/15/28	16,250	17,014,241
6.38%, 05/15/29(a)	10,517	11,266,224
Uber Technologies Inc.
4.30%, 01/15/30	7,285	7,143,226
4.80%, 09/15/34	9,841	9,649,228
5.35%, 09/15/54(a)	7,329	7,171,119
		740,564,795
Iron & Steel — 0.0%
ArcelorMittal SA, 6.80%, 11/29/32(a)	11,193	12,261,490
Lodging — 0.3%
Las Vegas Sands Corp., 3.90%, 08/08/29	9,750	9,145,595
Marriott International Inc./MD
4.90%, 04/15/29	11,402	11,483,747
5.30%, 05/15/34	12,783	12,962,748
5.35%, 03/15/35(a)	7,058	7,121,473
Series FF, 4.63%, 06/15/30(a)	10,330	10,260,741
Series GG, 3.50%, 10/15/32	8,061	7,251,389
Series HH, 2.85%, 04/15/31	11,585	10,290,580
Sands China Ltd., 5.40%, 08/08/28(a)	11,246	11,164,841
		79,681,114
Machinery — 0.7%
Caterpillar Financial Services Corp., 4.70%, 11/15/29	5,259	5,298,139
Caterpillar Inc.
2.60%, 04/09/30(a)	7,518	6,851,872
3.25%, 09/19/49	8,437	6,201,497
3.25%, 04/09/50(a)	10,736	7,878,203
3.80%, 08/15/42	13,886	11,774,128
5.20%, 05/27/41	5,910	5,999,486
Deere & Co.
3.75%, 04/15/50(a)	6,863	5,596,508
3.90%, 06/09/42	8,172	7,067,673
Security	Par (000)	Value
Machinery (continued)
Ingersoll Rand Inc.
5.18%, 06/15/29	$6,530	$6,649,212
5.45%, 06/15/34	7,109	7,287,468
5.70%, 08/14/33(a)	6,460	6,732,361
John Deere Capital Corp.
4.40%, 09/08/31(a)	8,757	8,623,126
4.50%, 01/16/29(a)	12,125	12,160,243
4.70%, 06/10/30(a)	7,796	7,872,754
4.85%, 06/11/29(a)	9,299	9,454,546
4.90%, 03/07/31	6,962	7,070,328
4.95%, 07/14/28	9,772	9,946,341
5.10%, 04/11/34(a)	6,154	6,296,801
5.15%, 09/08/33(a)	7,809	8,034,646
Series 1, 5.05%, 06/12/34	8,317	8,476,489
Otis Worldwide Corp.
2.57%, 02/15/30(a)	17,279	15,523,834
3.11%, 02/15/40(a)	4,759	3,734,083
3.36%, 02/15/50(a)	5,296	3,878,807
5.25%, 08/16/28	7,405	7,551,724
Westinghouse Air Brake Technologies Corp., 4.70%, 09/15/28	11,655	11,617,037
		197,577,306
Manufacturing — 0.3%
3M Co.
2.38%, 08/26/29(a)	7,843	7,110,235
3.25%, 08/26/49(a)	6,093	4,399,902
3.38%, 03/01/29(a)	7,471	7,129,674
4.00%, 09/14/48(a)	7,834	6,596,404
Eaton Corp.
4.15%, 03/15/33(a)	10,039	9,658,005
4.15%, 11/02/42	11,857	10,484,858
Illinois Tool Works Inc., 3.90%, 09/01/42	6,750	5,771,019
Parker-Hannifin Corp.
3.25%, 06/14/29	9,066	8,581,229
4.00%, 06/14/49(a)	7,910	6,608,633
4.50%, 09/15/29(a)	9,942	9,932,841
Teledyne Technologies Inc., 2.75%, 04/01/31(a)	11,093	9,804,411
		86,077,211
Media — 3.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	5,597	4,975,743
2.30%, 02/01/32	5,441	4,396,625
2.80%, 04/01/31	6,201	5,321,183
3.50%, 06/01/41	11,980	8,636,323
3.50%, 03/01/42	10,814	7,671,566
3.70%, 04/01/51(a)	16,433	10,887,191
3.85%, 04/01/61(a)	16,134	10,333,890
3.90%, 06/01/52(a)	19,015	12,941,510
3.95%, 06/30/62(a)	11,841	7,656,423
4.20%, 03/15/28	2,643	2,569,768
4.40%, 04/01/33	5,542	5,074,168
4.40%, 12/01/61	12,619	8,885,252
4.80%, 03/01/50(a)	22,726	17,960,376
5.05%, 03/30/29	5,979	5,928,257
5.13%, 07/01/49	9,812	8,066,319
5.25%, 04/01/53(a)	12,382	10,481,799
5.38%, 04/01/38	5,765	5,325,722
5.38%, 05/01/47(a)	19,637	16,814,480
5.50%, 04/01/63	8,250	6,909,157
5.75%, 04/01/48(a)	19,610	17,479,854
6.10%, 06/01/29	5,978	6,158,062
6.38%, 10/23/35	15,138	15,584,218
6.48%, 10/23/45	27,724	27,357,569
6.55%, 06/01/34	9,311	9,765,161
6.65%, 02/01/34	5,210	5,494,605

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Comcast Corp.
1.50%, 02/15/31	$11,286	$9,348,236
1.95%, 01/15/31	8,738	7,436,699
2.45%, 08/15/52	13,230	7,723,850
2.65%, 02/01/30(a)	9,781	8,876,613
2.65%, 08/15/62	7,472	4,232,906
2.80%, 01/15/51	15,927	10,168,916
2.89%, 11/01/51(a)	44,455	28,803,621
2.94%, 11/01/56	45,190	28,364,010
2.99%, 11/01/63	32,061	19,507,487
3.15%, 02/15/28	1,437	1,378,960
3.20%, 07/15/36(a)	4,337	3,625,465
3.25%, 11/01/39	13,394	10,573,998
3.40%, 04/01/30	7,517	7,071,992
3.40%, 07/15/46	14,716	10,996,584
3.45%, 02/01/50(a)	18,297	13,363,637
3.55%, 05/01/28(a)	2,478	2,401,445
3.75%, 04/01/40	16,967	14,247,500
3.90%, 03/01/38	14,526	12,688,078
3.97%, 11/01/47	16,658	13,421,296
4.00%, 08/15/47	8,358	6,799,139
4.00%, 03/01/48(a)	11,025	8,933,092
4.00%, 11/01/49	18,464	14,879,381
4.05%, 11/01/52	11,228	9,033,486
4.15%, 10/15/28	27,268	26,897,545
4.20%, 08/15/34	7,251	6,823,731
4.25%, 10/15/30(a)	7,022	6,872,530
4.25%, 01/15/33	10,244	9,794,772
4.40%, 08/15/35(a)	5,897	5,598,175
4.55%, 01/15/29	3,090	3,093,814
4.60%, 10/15/38	10,055	9,471,101
4.60%, 08/15/45(a)	8,711	7,856,260
4.65%, 02/15/33	6,796	6,708,542
4.70%, 10/15/48(a)	17,696	16,171,732
4.80%, 05/15/33	9,834	9,775,243
4.95%, 10/15/58	7,188	6,651,673
5.10%, 06/01/29(a)	6,346	6,487,048
5.30%, 06/01/34(a)	8,779	9,004,927
5.35%, 05/15/53(a)	14,330	14,111,644
5.50%, 11/15/32(a)	1,344	1,403,220
5.50%, 05/15/64	11,795	11,716,437
5.65%, 06/15/35	5,397	5,660,002
5.65%, 06/01/54(a)	10,961	11,290,867
7.05%, 03/15/33	5,286	6,037,191
Discovery Communications LLC
3.63%, 05/15/30	3,318	3,003,837
3.95%, 03/20/28	4,499	4,309,128
4.13%, 05/15/29	1,498	1,418,344
Fox Corp.
4.71%, 01/25/29	21,867	21,890,533
5.48%, 01/25/39	16,268	16,011,955
5.58%, 01/25/49(a)	12,432	12,130,263
6.50%, 10/13/33	16,152	17,369,263
Paramount Global
4.20%, 05/19/32(a)	2,633	2,367,721
4.38%, 03/15/43	7,472	5,765,211
4.95%, 01/15/31(a)	4,123	3,929,345
4.95%, 05/19/50	5,079	4,071,408
5.85%, 09/01/43	6,273	5,703,127
6.88%, 04/30/36(a)	7,378	7,684,537
7.88%, 07/30/30	1,904	2,092,800
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	10,133	11,661,249
Time Warner Cable LLC
4.50%, 09/15/42	10,202	8,042,876
5.50%, 09/01/41	9,359	8,251,768
5.88%, 11/15/40	4,327	3,994,792
6.55%, 05/01/37	12,580	12,489,145
Security	Par (000)	Value
Media (continued)
6.75%, 06/15/39(a)	$10,970	$11,127,960
7.30%, 07/01/38	12,230	12,867,170
TWDC Enterprises 18 Corp., 4.13%, 06/01/44	8,961	7,731,185
Walt Disney Co. (The)
2.00%, 09/01/29(a)	23,665	21,206,367
2.65%, 01/13/31(a)	24,370	21,834,241
2.75%, 09/01/49	17,746	11,755,548
3.50%, 05/13/40	16,602	13,816,641
3.60%, 01/13/51	26,900	20,850,462
3.80%, 03/22/30(a)	13,313	12,901,434
3.80%, 05/13/60	9,672	7,466,388
4.63%, 03/23/40(a)	7,355	7,064,728
4.70%, 03/23/50(a)	15,936	14,895,226
6.20%, 12/15/34	11,131	12,430,304
6.40%, 12/15/35	10,878	12,264,268
6.65%, 11/15/37	11,925	13,690,831
		1,032,068,121
Mining — 0.7%
Barrick North America Finance LLC
5.70%, 05/30/41	7,654	7,869,548
5.75%, 05/01/43	8,502	8,809,037
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	7,475	7,861,433
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	11,144	9,805,263
4.75%, 02/28/28	6,215	6,257,964
4.90%, 02/28/33(a)	7,213	7,241,715
5.00%, 09/30/43	21,578	21,011,491
5.25%, 09/08/30(a)	11,577	11,931,156
5.25%, 09/08/33(a)	11,947	12,257,342
5.50%, 09/08/53(a)	5,293	5,469,959
Freeport-McMoRan Inc., 5.45%, 03/15/43(a)	15,158	14,742,277
Newmont Corp.
2.25%, 10/01/30	12,019	10,505,378
2.60%, 07/15/32(a)	7,535	6,495,850
4.88%, 03/15/42(a)	7,755	7,367,803
6.25%, 10/01/39	7,645	8,318,963
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 03/15/34(a)	9,162	9,348,075
Rio Tinto Alcan Inc., 6.13%, 12/15/33	7,712	8,395,081
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	11,116	7,216,338
5.20%, 11/02/40(a)	9,432	9,485,862
7.13%, 07/15/28(a)	7,531	8,167,993
Rio Tinto Finance USA PLC
4.13%, 08/21/42(a)	7,258	6,343,681
5.13%, 03/09/53	7,721	7,589,887
		202,492,096
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31(a)	8,673	7,804,036
Oil & Gas — 3.7%
BP Capital Markets America Inc.
1.75%, 08/10/30(a)	5,423	4,645,124
2.72%, 01/12/32	14,095	12,293,363
2.77%, 11/10/50	14,289	9,143,958
2.94%, 06/04/51(a)	17,865	11,778,162
3.00%, 02/24/50	19,983	13,476,465
3.00%, 03/17/52(a)	11,245	7,481,765
3.06%, 06/17/41	14,184	10,677,190
3.38%, 02/08/61(a)	16,342	11,153,069
3.63%, 04/06/30(a)	8,940	8,523,963
3.94%, 09/21/28	8,158	7,991,150
4.23%, 11/06/28	15,003	14,833,013
4.70%, 04/10/29(a)	12,510	12,571,284
4.81%, 02/13/33	16,779	16,607,973
4.89%, 09/11/33(a)	9,218	9,143,247

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
4.97%, 10/17/29	$6,441	$6,535,920
4.99%, 04/10/34(a)	7,478	7,466,715
5.23%, 11/17/34(a)	11,696	11,846,633
BP Capital Markets PLC, 3.72%, 11/28/28(a)	5,624	5,453,746
Canadian Natural Resources Ltd.
4.95%, 06/01/47	5,653	5,079,812
6.25%, 03/15/38	8,073	8,489,303
Cenovus Energy Inc., 3.75%, 02/15/52(a)	5,186	3,809,789
Chevron Corp.
2.24%, 05/11/30(a)	16,002	14,228,046
3.08%, 05/11/50(a)	5,555	3,930,183
Chevron USA Inc., 2.34%, 08/12/50(a)	5,378	3,234,534
ConocoPhillips Co.
3.76%, 03/15/42	5,566	4,598,683
3.80%, 03/15/52	7,898	6,118,499
4.03%, 03/15/62	13,837	10,690,394
4.30%, 11/15/44(a)	6,284	5,501,362
4.70%, 01/15/30	11,075	11,095,170
5.00%, 01/15/35	11,800	11,809,704
5.05%, 09/15/33(a)	6,792	6,891,977
5.30%, 05/15/53(a)	8,247	8,101,427
5.50%, 01/15/55	7,945	7,981,589
5.55%, 03/15/54(a)	7,603	7,732,737
6.50%, 02/01/39	12,548	14,113,342
6.95%, 04/15/29	18,079	19,891,901
Devon Energy Corp.
4.75%, 05/15/42	5,467	4,769,019
5.00%, 06/15/45(a)	9,253	8,155,509
5.20%, 09/15/34(a)	11,616	11,340,079
5.60%, 07/15/41(a)	8,661	8,365,378
5.75%, 09/15/54	9,786	9,427,168
Diamondback Energy Inc.
3.13%, 03/24/31	7,167	6,448,453
3.50%, 12/01/29	10,667	10,028,485
4.25%, 03/15/52	5,108	4,092,354
5.15%, 01/30/30	8,245	8,348,958
5.40%, 04/18/34	10,737	10,844,411
5.75%, 04/18/54	10,982	10,943,546
5.90%, 04/18/64	8,851	8,848,258
6.25%, 03/15/33	9,117	9,697,169
EOG Resources Inc.
4.38%, 04/15/30	6,882	6,789,030
4.95%, 04/15/50	5,227	4,908,722
5.65%, 12/01/54(a)	3,860	3,958,970
EQT Corp., 5.75%, 02/01/34(a)	4,998	5,119,609
Equinor ASA
2.38%, 05/22/30(a)	2,034	1,821,418
3.13%, 04/06/30	3,669	3,430,685
3.25%, 11/18/49	1,991	1,449,848
3.63%, 09/10/28(a)	2,778	2,704,915
3.70%, 04/06/50	1,692	1,336,956
3.95%, 05/15/43(a)	1,632	1,403,825
4.80%, 11/08/43	1,835	1,779,432
5.10%, 08/17/40	1,644	1,632,936
Expand Energy Corp.
4.75%, 02/01/32	5,994	5,712,924
5.38%, 03/15/30	1,651	1,639,738
5.70%, 01/15/35	2,010	2,039,527
Exxon Mobil Corp.
2.44%, 08/16/29(a)	6,314	5,806,121
2.61%, 10/15/30	16,030	14,472,528
3.00%, 08/16/39	6,669	5,245,801
3.10%, 08/16/49(a)	12,818	9,074,153
3.45%, 04/15/51(a)	21,505	16,050,928
3.48%, 03/19/30	14,870	14,192,462
3.57%, 03/06/45(a)	10,242	8,141,542
4.11%, 03/01/46	24,959	21,370,290
4.23%, 03/19/40	14,915	13,600,241
Security	Par (000)	Value
Oil & Gas (continued)
4.33%, 03/19/50	$21,063	$18,380,423
Hess Corp.
5.60%, 02/15/41	11,355	11,615,489
6.00%, 01/15/40	2,584	2,750,400
Marathon Oil Corp., 6.60%, 10/01/37	6,083	6,878,624
Marathon Petroleum Corp.
4.75%, 09/15/44	8,222	7,199,196
6.50%, 03/01/41(a)	11,699	12,602,806
Occidental Petroleum Corp.
5.20%, 08/01/29(a)	17,405	17,519,154
5.38%, 01/01/32(a)	6,178	6,172,083
5.55%, 10/01/34(a)	8,591	8,571,158
6.05%, 10/01/54	10,558	10,548,152
6.13%, 01/01/31(a)	11,724	12,182,287
6.45%, 09/15/36	14,395	15,184,281
6.60%, 03/15/46(a)	7,582	8,037,703
6.63%, 09/01/30	10,351	10,990,552
7.50%, 05/01/31	7,467	8,358,472
8.88%, 07/15/30	7,620	8,815,802
Phillips 66
2.15%, 12/15/30	6,594	5,675,044
3.30%, 03/15/52	7,916	5,427,401
3.90%, 03/15/28	1,978	1,930,375
4.65%, 11/15/34	9,851	9,463,564
4.88%, 11/15/44	14,973	13,580,941
5.88%, 05/01/42	11,889	12,386,615
Phillips 66 Co.
4.95%, 12/01/27	365	369,032
5.25%, 06/15/31(a)	2,903	2,953,649
5.30%, 06/30/33(a)	7,515	7,607,535
Pioneer Natural Resources Co.
1.90%, 08/15/30	7,305	6,292,630
2.15%, 01/15/31	4,633	4,004,791
Shell Finance U.S. Inc.
2.38%, 11/07/29	10,602	9,618,741
2.75%, 04/06/30	13,158	12,058,327
3.25%, 04/06/50(a)	17,627	12,692,764
3.75%, 09/12/46	14,195	11,314,779
4.00%, 05/10/46	15,929	13,210,277
4.13%, 05/11/35(a)	10,549	9,945,609
4.38%, 05/11/45	20,857	18,370,472
4.55%, 08/12/43	8,035	7,349,107
Shell International Finance BV
3.00%, 11/26/51(a)	7,292	4,923,224
3.13%, 11/07/49(a)	10,844	7,619,140
3.88%, 11/13/28	8,668	8,521,328
5.50%, 03/25/40(a)	6,844	7,117,072
6.38%, 12/15/38(a)	19,964	22,491,626
Suncor Energy Inc.
3.75%, 03/04/51(a)	4,803	3,580,658
4.00%, 11/15/47	4,616	3,591,004
6.85%, 06/01/39(a)	6,656	7,403,187
TotalEnergies Capital International SA
2.83%, 01/10/30	10,314	9,510,064
2.99%, 06/29/41	6,331	4,785,643
3.13%, 05/29/50(a)	19,883	13,892,618
3.39%, 06/29/60(a)	6,225	4,316,795
3.46%, 02/19/29	7,676	7,373,504
3.46%, 07/12/49(a)	6,465	4,810,186
TotalEnergies Capital SA
3.88%, 10/11/28(a)	6,065	5,947,537
4.72%, 09/10/34(a)	8,106	7,994,898
5.15%, 04/05/34(a)	6,765	6,880,699
5.28%, 09/10/54	7,259	7,106,912
5.43%, 09/10/64	11,581	11,394,228
5.49%, 04/05/54	12,520	12,641,944
5.64%, 04/05/64	12,218	12,390,232

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Valero Energy Corp.
3.65%, 12/01/51	$9,240	$6,623,447
6.63%, 06/15/37(a)	11,914	13,067,095
Woodside Finance Ltd.
5.10%, 09/12/34	9,034	8,856,148
5.70%, 09/12/54	7,269	7,188,281
		1,139,998,285
Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	5,851	5,774,283
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47(a)	9,768	8,107,999
Halliburton Co.
2.92%, 03/01/30(a)	7,514	6,865,778
4.75%, 08/01/43	8,002	7,323,330
4.85%, 11/15/35(a)	7,858	7,693,217
5.00%, 11/15/45(a)	18,342	17,267,471
6.70%, 09/15/38	6,955	7,854,564
7.45%, 09/15/39	8,581	10,343,070
Schlumberger Investment SA, 2.65%, 06/26/30(a)	8,076	7,308,293
		78,538,005
Packaging & Containers — 0.2%
Amcor Flexibles North America Inc., 2.69%, 05/25/31	7,406	6,477,518
Berry Global Inc.
5.65%, 01/15/34(b)	9,027	9,248,524
5.80%, 06/15/31(b)	8,610	8,927,065
Smurfit Kappa Treasury ULC
5.20%, 01/15/30(a)(b)	8,795	8,925,913
5.44%, 04/03/34(a)(b)	10,277	10,529,654
5.78%, 04/03/54(a)(b)	9,854	10,229,685
WRKCo Inc., 4.90%, 03/15/29(a)	7,224	7,237,296
		61,575,655
Pharmaceuticals — 7.3%
AbbVie Inc.
3.20%, 11/21/29	43,181	40,510,203
4.05%, 11/21/39	36,681	32,681,355
4.25%, 11/14/28(a)	12,409	12,339,749
4.25%, 11/21/49	44,258	38,117,061
4.30%, 05/14/36	7,365	6,919,840
4.40%, 11/06/42	23,434	21,225,491
4.45%, 05/14/46	18,434	16,476,033
4.50%, 05/14/35(a)	17,227	16,610,384
4.55%, 03/15/35(a)	8,387	8,117,563
4.70%, 05/14/45	23,692	22,003,272
4.75%, 03/15/45	8,607	8,051,865
4.80%, 03/15/29(a)	20,054	20,246,362
4.85%, 06/15/44	9,442	8,964,344
4.88%, 11/14/48(a)	13,428	12,695,742
4.95%, 03/15/31	14,862	15,060,736
5.05%, 03/15/34(a)	21,268	21,534,171
5.35%, 03/15/44	7,217	7,324,421
5.40%, 03/15/54	21,993	22,391,047
5.50%, 03/15/64	13,348	13,485,770
Astrazeneca Finance LLC
1.75%, 05/28/28	14,443	13,186,365
2.25%, 05/28/31(a)	8,752	7,603,172
4.85%, 02/26/29	16,429	16,644,368
4.88%, 03/03/28(a)	3,730	3,776,794
4.90%, 02/26/31	10,351	10,497,225
5.00%, 02/26/34	11,832	11,966,959
AstraZeneca PLC
1.38%, 08/06/30	13,375	11,287,100
3.00%, 05/28/51(a)	8,235	5,756,622
4.00%, 01/17/29(a)	13,962	13,730,749
4.00%, 09/18/42(a)	6,811	5,945,664
4.38%, 11/16/45	6,764	6,109,931
Security	Par (000)	Value
Pharmaceuticals (continued)
4.38%, 08/17/48	$3,747	$3,349,454
6.45%, 09/15/37	20,844	23,541,195
Becton Dickinson & Co.
1.96%, 02/11/31	9,979	8,447,109
2.82%, 05/20/30(a)	7,600	6,884,591
4.67%, 06/06/47(a)	15,184	13,662,571
4.69%, 12/15/44	7,235	6,581,355
Bristol-Myers Squibb Co.
1.45%, 11/13/30	12,511	10,513,952
2.35%, 11/13/40	10,308	7,179,467
2.55%, 11/13/50	14,119	8,718,963
2.95%, 03/15/32(a)	16,140	14,356,406
3.40%, 07/26/29(a)	14,871	14,186,677
3.55%, 03/15/42	12,564	10,199,904
3.70%, 03/15/52(a)	15,479	11,976,571
3.90%, 02/20/28	3,297	3,247,520
3.90%, 03/15/62	7,148	5,460,245
4.13%, 06/15/39	12,566	11,295,802
4.25%, 10/26/49(a)	32,310	27,570,440
4.35%, 11/15/47	12,930	11,264,532
4.55%, 02/20/48	10,637	9,552,444
4.90%, 02/22/29(a)	12,427	12,622,218
5.10%, 02/22/31	9,754	9,970,134
5.20%, 02/22/34(a)	18,334	18,778,097
5.55%, 02/22/54(a)	20,324	20,944,081
5.65%, 02/22/64	18,668	19,128,614
5.75%, 02/01/31	8,249	8,683,843
5.90%, 11/15/33(a)	6,691	7,187,642
6.25%, 11/15/53(a)	10,382	11,655,670
6.40%, 11/15/63(a)	10,513	11,979,342
Cardinal Health Inc.
5.00%, 11/15/29	4,909	4,943,900
5.35%, 11/15/34	3,598	3,631,897
Cencora Inc., 2.70%, 03/15/31	10,491	9,238,713
CVS Health Corp.
1.75%, 08/21/30	11,256	9,387,090
1.88%, 02/28/31	11,923	9,809,982
2.13%, 09/15/31(a)	9,448	7,756,365
2.70%, 08/21/40	12,825	8,791,219
3.25%, 08/15/29	13,889	12,864,922
3.75%, 04/01/30	15,564	14,568,021
4.13%, 04/01/40	10,207	8,434,605
4.25%, 04/01/50	7,084	5,556,620
4.30%, 03/25/28(a)	35,551	34,884,607
4.78%, 03/25/38	38,327	34,893,177
5.00%, 01/30/29	9,752	9,775,494
5.05%, 03/25/48	62,178	55,070,769
5.13%, 02/21/30	16,813	16,845,022
5.13%, 07/20/45	28,209	25,418,374
5.25%, 01/30/31(a)	5,383	5,403,130
5.25%, 02/21/33	14,130	14,015,356
5.30%, 06/01/33	10,295	10,212,652
5.30%, 12/05/43(a)	7,152	6,640,824
5.40%, 06/01/29(a)	7,824	7,956,038
5.55%, 06/01/31(a)	8,320	8,466,428
5.63%, 02/21/53(a)	9,844	9,401,903
5.70%, 06/01/34(a)	9,475	9,665,393
5.88%, 06/01/53	9,017	8,911,282
6.00%, 06/01/44	7,834	7,893,178
6.00%, 06/01/63	6,664	6,568,894
6.05%, 06/01/54(a)	7,889	8,001,690
Eli Lilly & Co.
2.25%, 05/15/50(a)	3,783	2,268,238
2.50%, 09/15/60	4,677	2,696,594
3.38%, 03/15/29	9,475	9,120,111
3.95%, 03/15/49	6,032	5,027,287
4.20%, 08/14/29(a)	10,646	10,562,069
4.50%, 02/09/29(a)	8,164	8,208,710

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.60%, 08/14/34(a)	$14,140	$13,941,643
4.70%, 02/27/33(a)	8,521	8,524,716
4.70%, 02/09/34(a)	12,784	12,683,996
4.88%, 02/27/53(a)	8,284	7,940,722
4.95%, 02/27/63	7,142	6,833,741
5.00%, 02/09/54	10,993	10,710,723
5.05%, 08/14/54(a)	8,987	8,839,556
5.10%, 02/09/64(a)	15,926	15,537,310
5.20%, 08/14/64	9,345	9,262,714
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	11,571	11,382,232
6.38%, 05/15/38	24,045	26,837,408
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29(a)	9,079	8,692,421
Johnson & Johnson
1.30%, 09/01/30(a)	19,988	16,998,899
2.10%, 09/01/40	5,712	3,989,007
2.25%, 09/01/50(a)	6,868	4,237,285
2.45%, 09/01/60	8,308	4,899,066
2.90%, 01/15/28	1,257	1,209,403
3.40%, 01/15/38(a)	12,504	10,764,003
3.50%, 01/15/48	2,171	1,733,817
3.55%, 03/01/36	5,465	4,914,830
3.63%, 03/03/37	13,913	12,427,783
3.70%, 03/01/46(a)	16,708	13,916,939
3.75%, 03/03/47(a)	9,445	7,873,206
4.38%, 12/05/33(a)	6,474	6,458,113
4.80%, 06/01/29(a)	8,292	8,470,523
4.90%, 06/01/31(a)	11,751	12,018,469
4.95%, 06/01/34(a)	7,022	7,199,828
5.25%, 06/01/54(a)	6,409	6,660,201
5.95%, 08/15/37(a)	8,439	9,376,467
Merck & Co. Inc.
1.45%, 06/24/30(a)	12,854	10,926,975
1.90%, 12/10/28	12,957	11,785,221
2.15%, 12/10/31	18,761	16,010,549
2.35%, 06/24/40	8,697	6,128,985
2.45%, 06/24/50	11,194	6,888,982
2.75%, 12/10/51(a)	16,039	10,378,011
2.90%, 12/10/61	14,967	9,226,216
3.40%, 03/07/29	14,536	13,956,906
3.70%, 02/10/45	16,195	13,120,841
3.90%, 03/07/39(a)	4,739	4,181,637
4.00%, 03/07/49	12,485	10,384,894
4.15%, 05/18/43	11,656	10,294,646
4.30%, 05/17/30(a)	9,148	9,082,912
4.50%, 05/17/33(a)	12,366	12,212,648
4.90%, 05/17/44(a)	5,907	5,722,859
5.00%, 05/17/53(a)	11,880	11,471,378
5.15%, 05/17/63	7,219	7,037,726
Mylan Inc.
4.55%, 04/15/28	3,296	3,250,824
5.20%, 04/15/48	6,035	5,212,223
Novartis Capital Corp.
2.20%, 08/14/30(a)	17,644	15,648,568
2.75%, 08/14/50(a)	3,520	2,378,637
3.80%, 09/18/29(a)	13,021	12,670,790
4.00%, 09/18/31(a)	8,975	8,677,708
4.00%, 11/20/45	6,161	5,311,964
4.20%, 09/18/34	12,792	12,219,404
4.40%, 05/06/44	14,397	13,234,087
4.70%, 09/18/54	7,328	6,869,592
Pfizer Inc.
1.70%, 05/28/30	8,093	6,977,639
1.75%, 08/18/31(a)	8,697	7,266,677
2.55%, 05/28/40	13,130	9,513,348
2.63%, 04/01/30	10,148	9,229,639
2.70%, 05/28/50(a)	8,777	5,738,252
Security	Par (000)	Value
Pharmaceuticals (continued)
3.45%, 03/15/29	$13,632	$13,112,497
3.60%, 09/15/28(a)	3,528	3,437,370
3.90%, 03/15/39	5,108	4,466,027
4.00%, 12/15/36(a)	8,751	8,015,703
4.00%, 03/15/49(a)	11,390	9,423,292
4.13%, 12/15/46	14,021	11,862,784
4.20%, 09/15/48(a)	8,308	7,080,235
4.30%, 06/15/43	5,521	4,906,704
4.40%, 05/15/44(a)	8,627	7,787,495
7.20%, 03/15/39	20,839	25,139,769
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/28	28,528	28,456,178
4.65%, 05/19/30(a)	19,609	19,616,695
4.75%, 05/19/33	37,916	37,415,490
5.11%, 05/19/43(a)	24,328	23,811,738
5.30%, 05/19/53	50,477	49,826,977
5.34%, 05/19/63	33,948	32,951,426
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	27,597	24,076,903
3.03%, 07/09/40	10,253	7,748,970
3.18%, 07/09/50(a)	18,985	13,113,708
3.38%, 07/09/60(a)	8,817	5,937,687
5.00%, 11/26/28(a)	21,101	21,371,869
5.30%, 07/05/34(a)	9,119	9,247,902
5.65%, 07/05/44(a)	7,134	7,328,268
Utah Acquisition Sub Inc., 5.25%, 06/15/46	7,402	6,492,750
Viatris Inc.
2.70%, 06/22/30(a)	11,956	10,495,381
3.85%, 06/22/40	12,056	9,391,924
4.00%, 06/22/50	17,512	12,538,303
Wyeth LLC
5.95%, 04/01/37(a)	17,432	18,797,714
6.50%, 02/01/34(a)	3,366	3,750,166
Zoetis Inc.
2.00%, 05/15/30	11,737	10,210,644
4.70%, 02/01/43	5,694	5,251,131
5.60%, 11/16/32(a)	5,327	5,580,609
		2,219,079,819
Pipelines — 4.0%
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29	8,264	7,830,250
Cheniere Energy Inc.
4.63%, 10/15/28	9,026	8,934,217
5.65%, 04/15/34(a)	15,094	15,517,747
Cheniere Energy Partners LP
3.25%, 01/31/32	10,444	9,247,010
4.00%, 03/01/31	12,612	11,856,597
4.50%, 10/01/29	9,403	9,171,201
5.75%, 08/15/34(b)	11,060	11,345,805
5.95%, 06/30/33(a)	10,130	10,553,800
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/54	9,538	9,529,543
Enbridge Inc.
2.50%, 08/01/33(a)	7,075	5,812,570
3.13%, 11/15/29(a)	9,097	8,437,713
3.40%, 08/01/51(a)	9,415	6,726,973
5.30%, 04/05/29	7,236	7,376,483
5.50%, 12/01/46(a)	5,189	5,176,148
5.63%, 04/05/34	8,989	9,261,492
5.70%, 03/08/33	18,133	18,792,691
5.95%, 04/05/54(a)	6,175	6,484,556
6.00%, 11/15/28(a)	7,935	8,313,487
6.20%, 11/15/30	5,479	5,855,602
6.70%, 11/15/53(a)	10,348	11,867,474
Energy Transfer LP
3.75%, 05/15/30	9,507	8,966,976
4.95%, 05/15/28	6,952	6,995,480
4.95%, 06/15/28	6,230	6,274,583

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.00%, 05/15/50(a)	$15,026	$13,428,715
5.15%, 03/15/45	10,244	9,435,401
5.25%, 04/15/29(a)	11,555	11,735,822
5.25%, 07/01/29(a)	5,744	5,843,820
5.30%, 04/15/47	8,712	8,084,349
5.35%, 05/15/45(a)	8,537	8,051,545
5.40%, 10/01/47	13,669	12,891,778
5.55%, 02/15/28(a)	1,208	1,238,441
5.55%, 05/15/34	8,941	9,088,751
5.60%, 09/01/34(a)	8,967	9,162,338
5.75%, 02/15/33	9,376	9,673,325
5.95%, 05/15/54(a)	13,381	13,615,224
6.00%, 06/15/48	8,565	8,695,149
6.05%, 09/01/54(a)	10,184	10,522,003
6.13%, 12/15/45	9,192	9,512,614
6.25%, 04/15/49	14,302	14,984,215
6.40%, 12/01/30(a)	8,295	8,874,230
6.50%, 02/01/42	10,331	11,167,151
6.55%, 12/01/33(a)	11,293	12,291,652
Enterprise Products Operating LLC
2.80%, 01/31/30	8,686	7,961,229
3.13%, 07/31/29	6,549	6,156,879
3.20%, 02/15/52(a)	7,729	5,386,001
3.30%, 02/15/53	8,535	6,009,869
3.70%, 01/31/51	10,639	8,121,013
3.95%, 01/31/60(a)	5,253	4,043,763
4.15%, 10/16/28	9,742	9,593,323
4.20%, 01/31/50	10,488	8,818,835
4.25%, 02/15/48	12,780	10,880,969
4.45%, 02/15/43	10,254	9,183,748
4.80%, 02/01/49	11,778	10,828,175
4.85%, 01/31/34(a)	8,161	8,110,905
4.85%, 08/15/42	7,628	7,220,015
4.85%, 03/15/44	11,510	10,864,698
4.90%, 05/15/46(a)	12,426	11,683,282
4.95%, 02/15/35(a)	7,028	6,989,914
5.10%, 02/15/45	10,070	9,761,247
5.35%, 01/31/33(a)	6,202	6,393,735
5.55%, 02/16/55	8,620	8,778,467
5.95%, 02/01/41	6,813	7,294,623
Kinder Morgan Energy Partners LP
5.50%, 03/01/44	6,633	6,433,769
6.95%, 01/15/38	9,530	10,723,114
Kinder Morgan Inc.
2.00%, 02/15/31(a)	4,611	3,923,752
3.60%, 02/15/51(a)	9,614	6,900,700
4.30%, 03/01/28	4,524	4,475,156
4.80%, 02/01/33	7,180	6,987,203
5.00%, 02/01/29	9,728	9,804,835
5.05%, 02/15/46	8,646	7,906,192
5.20%, 06/01/33(a)	11,290	11,274,053
5.20%, 03/01/48	6,008	5,588,034
5.30%, 12/01/34	7,296	7,324,051
5.40%, 02/01/34	9,008	9,116,242
5.45%, 08/01/52	6,637	6,396,555
5.55%, 06/01/45	12,950	12,654,399
5.95%, 08/01/54(a)	5,767	5,952,076
7.75%, 01/15/32(a)	4,835	5,611,006
MPLX LP
2.65%, 08/15/30	13,231	11,723,301
4.00%, 03/15/28	5,705	5,577,219
4.50%, 04/15/38	17,837	16,144,419
4.70%, 04/15/48	16,257	14,055,640
4.80%, 02/15/29	3,428	3,430,158
4.95%, 09/01/32(a)	7,703	7,599,624
4.95%, 03/14/52(a)	13,065	11,620,001
5.00%, 03/01/33(a)	8,026	7,890,596
5.20%, 03/01/47	8,639	8,063,849
Security	Par (000)	Value
Pipelines (continued)
5.50%, 06/01/34	$10,050	$10,167,487
5.50%, 02/15/49	12,516	12,128,437
ONEOK Inc.
3.10%, 03/15/30	4,805	4,410,312
3.95%, 03/01/50(a)	7,419	5,685,575
4.55%, 07/15/28	1,900	1,891,354
4.75%, 10/15/31	7,418	7,325,569
5.05%, 11/01/34(a)	9,193	9,062,644
5.20%, 07/15/48	5,583	5,174,494
5.65%, 11/01/28	2,471	2,549,513
5.70%, 11/01/54(a)	12,559	12,515,875
5.85%, 11/01/64	6,294	6,270,840
6.05%, 09/01/33	8,557	9,033,483
6.10%, 11/15/32	4,659	4,934,639
6.63%, 09/01/53	14,345	15,967,967
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29(a)	5,647	5,316,560
3.80%, 09/15/30(a)	6,940	6,545,722
Sabine Pass Liquefaction LLC
4.20%, 03/15/28(a)	4,494	4,427,109
4.50%, 05/15/30(a)	17,474	17,163,232
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/29(b)	15,382	15,249,079
5.58%, 10/01/34(a)(b)	11,531	11,519,067
Targa Resources Corp.
4.20%, 02/01/33	6,516	6,080,261
4.95%, 04/15/52(a)	8,046	7,222,373
5.50%, 02/15/35	10,248	10,399,788
6.13%, 03/15/33	8,401	8,887,310
6.15%, 03/01/29(a)	9,482	9,963,918
6.50%, 03/30/34	7,572	8,235,633
6.50%, 02/15/53(a)	4,585	5,056,388
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	9,097	8,455,431
4.88%, 02/01/31	7,653	7,533,545
5.50%, 03/01/30(a)	8,238	8,334,402
TransCanada PipeLines Ltd.
4.10%, 04/15/30	10,375	9,990,995
4.25%, 05/15/28(a)	7,808	7,692,731
4.63%, 03/01/34	12,143	11,617,585
5.10%, 03/15/49(a)	4,248	4,056,411
6.10%, 06/01/40	4,412	4,660,908
6.20%, 10/15/37	9,811	10,474,605
7.63%, 01/15/39	12,861	15,337,415
Western Midstream Operating LP
4.05%, 02/01/30(a)	8,847	8,422,157
5.25%, 02/01/50	11,279	10,147,205
5.45%, 11/15/34	7,394	7,341,480
6.15%, 04/01/33	7,667	8,001,182
Williams Companies Inc. (The)
2.60%, 03/15/31(a)	10,275	8,975,290
3.50%, 11/15/30	7,012	6,538,398
4.65%, 08/15/32	6,666	6,493,061
4.85%, 03/01/48	7,719	6,990,531
4.90%, 03/15/29	13,643	13,694,038
5.10%, 09/15/45	6,405	6,064,927
5.15%, 03/15/34	10,867	10,842,233
5.30%, 08/15/28	6,934	7,068,043
5.30%, 08/15/52(a)	5,777	5,586,858
5.65%, 03/15/33(a)	5,150	5,326,516
5.80%, 11/15/54	8,738	9,061,741
6.30%, 04/15/40	9,714	10,486,397
		1,212,260,269
Real Estate — 0.0%
CBRE Services Inc., 5.95%, 08/15/34(a)	8,433	8,897,576

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts — 1.8%
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33(a)	$7,624	$5,984,391
2.00%, 05/18/32	5,695	4,645,988
2.95%, 03/15/34(a)	5,465	4,606,229
3.00%, 05/18/51(a)	11,051	7,217,754
3.38%, 08/15/31	5,300	4,836,968
3.55%, 03/15/52	8,428	6,094,743
American Tower Corp.
1.88%, 10/15/30	11,521	9,777,528
2.10%, 06/15/30	12,112	10,496,759
2.90%, 01/15/30(a)	12,382	11,315,970
2.95%, 01/15/51(a)	3,532	2,340,721
3.10%, 06/15/50(a)	3,252	2,215,470
3.80%, 08/15/29	18,801	18,029,170
5.55%, 07/15/33	6,819	7,013,088
5.65%, 03/15/33	6,630	6,869,795
5.80%, 11/15/28(a)	6,276	6,508,270
5.90%, 11/15/33	5,476	5,765,610
Boston Properties LP
2.45%, 10/01/33(a)	8,331	6,559,063
2.55%, 04/01/32	9,898	8,152,841
3.25%, 01/30/31(a)	8,863	7,868,970
3.40%, 06/21/29	9,928	9,203,799
4.50%, 12/01/28	11,651	11,410,756
5.75%, 01/15/35(a)	8,175	8,202,475
6.50%, 01/15/34(a)	3,675	3,925,008
Brixmor Operating Partnership LP
4.05%, 07/01/30(a)	6,104	5,840,358
4.13%, 05/15/29	6,966	6,744,516
Crown Castle Inc.
2.10%, 04/01/31	10,065	8,466,392
2.25%, 01/15/31	15,062	12,828,739
2.50%, 07/15/31	9,251	7,934,076
2.90%, 04/01/41(a)	4,592	3,370,193
3.25%, 01/15/51(a)	9,068	6,301,420
3.30%, 07/01/30(a)	9,712	8,939,548
3.80%, 02/15/28(a)	6,392	6,205,920
5.10%, 05/01/33	5,087	5,071,678
5.60%, 06/01/29	11,072	11,398,843
5.80%, 03/01/34	4,418	4,586,466
Digital Realty Trust LP, 3.60%, 07/01/29(a)	6,705	6,405,830
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	5,412	5,541,478
Equinix Inc.
2.15%, 07/15/30	8,187	7,139,597
2.50%, 05/15/31	9,725	8,446,545
3.20%, 11/18/29(a)	8,547	7,946,474
3.90%, 04/15/32	9,167	8,604,550
ERP Operating LP, 4.50%, 07/01/44	7,097	6,395,014
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32	9,617	8,404,633
5.30%, 01/15/29	5,867	5,882,950
5.63%, 09/15/34	6,349	6,392,199
Healthcare Realty Holdings LP, 2.00%, 03/15/31	7,219	5,997,672
Healthpeak OP LLC
3.00%, 01/15/30	11,089	10,194,520
5.25%, 12/15/32(a)	3,412	3,464,326
Host Hotels & Resorts LP, Series I, 3.50%, 09/15/30	8,036	7,350,271
Prologis LP
1.25%, 10/15/30(a)	9,205	7,632,327
2.25%, 04/15/30	11,605	10,270,736
4.75%, 06/15/33(a)	3,563	3,529,283
4.88%, 06/15/28(a)	7,458	7,557,218
5.00%, 03/15/34	10,393	10,418,716
5.13%, 01/15/34(a)	6,489	6,559,508
5.25%, 06/15/53(a)	5,777	5,718,222
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.25%, 03/15/54	$7,675	$7,611,338
Public Storage Operating Co., 5.35%, 08/01/53	9,427	9,486,252
Realty Income Corp.
3.25%, 01/15/31	8,843	8,113,774
5.13%, 02/15/34	9,840	9,890,374
5.63%, 10/13/32(a)	3,919	4,089,324
Simon Property Group LP
1.75%, 02/01/28	1,416	1,302,830
2.45%, 09/13/29	6,317	5,733,256
2.65%, 07/15/30(a)	9,699	8,707,432
3.25%, 09/13/49(a)	13,079	9,331,474
3.80%, 07/15/50(a)	7,582	5,895,336
4.75%, 09/26/34	9,476	9,224,118
Ventas Realty LP, 4.40%, 01/15/29	7,314	7,207,495
VICI Properties LP
4.95%, 02/15/30(a)	12,663	12,548,302
5.13%, 05/15/32(a)	14,538	14,410,841
5.63%, 05/15/52	5,136	4,989,513
Welltower OP LLC
2.80%, 06/01/31	4,490	3,982,952
3.10%, 01/15/30	6,879	6,340,274
4.25%, 04/15/28(a)	4,334	4,278,637
Weyerhaeuser Co.
4.00%, 11/15/29(a)	8,507	8,212,362
4.00%, 04/15/30	13,339	12,843,472
		560,780,940
Retail — 2.8%
AutoZone Inc.
4.00%, 04/15/30	13,236	12,758,159
4.75%, 08/01/32(a)	4,170	4,110,391
Costco Wholesale Corp.
1.60%, 04/20/30(a)	19,425	16,782,326
1.75%, 04/20/32	7,098	5,886,809
Dollar General Corp.
3.50%, 04/03/30(a)	9,125	8,442,624
5.45%, 07/05/33(a)	6,266	6,266,152
Dollar Tree Inc.
2.65%, 12/01/31(a)	8,196	6,970,442
4.20%, 05/15/28(a)	9,514	9,307,951
Home Depot Inc. (The)
1.38%, 03/15/31	14,217	11,722,329
1.50%, 09/15/28	8,415	7,583,191
1.88%, 09/15/31	10,767	9,040,346
2.38%, 03/15/51	11,390	6,854,832
2.70%, 04/15/30	16,312	14,871,249
2.75%, 09/15/51	9,377	6,097,755
2.95%, 06/15/29(a)	12,824	12,026,004
3.13%, 12/15/49	9,346	6,638,434
3.25%, 04/15/32	9,399	8,561,902
3.30%, 04/15/40	8,741	7,080,861
3.35%, 04/15/50	13,543	9,999,684
3.50%, 09/15/56	1,979	1,460,003
3.63%, 04/15/52(a)	12,834	9,900,865
3.90%, 12/06/28	6,705	6,588,997
3.90%, 06/15/47(a)	10,824	8,984,306
4.20%, 04/01/43(a)	10,293	9,067,857
4.25%, 04/01/46	14,028	12,265,098
4.40%, 03/15/45	10,344	9,266,120
4.50%, 09/15/32(a)	9,516	9,444,824
4.50%, 12/06/48(a)	11,732	10,607,305
4.75%, 06/25/29(a)	8,048	8,141,671
4.85%, 06/25/31(a)	9,388	9,506,204
4.88%, 02/15/44	10,740	10,287,568
4.90%, 04/15/29(a)	6,169	6,277,177
4.95%, 06/25/34	13,517	13,663,540
4.95%, 09/15/52(a)	7,050	6,770,329
5.30%, 06/25/54	11,539	11,688,574
5.88%, 12/16/36	20,480	22,202,563

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
5.95%, 04/01/41(a)	$9,662	$10,524,262
Lowe's Companies Inc.
1.30%, 04/15/28	7,194	6,466,342
1.70%, 09/15/28(a)	10,261	9,239,049
1.70%, 10/15/30(a)	11,587	9,816,026
2.63%, 04/01/31(a)	11,094	9,797,667
2.80%, 09/15/41	11,242	8,061,955
3.00%, 10/15/50(a)	15,962	10,479,902
3.65%, 04/05/29(a)	14,560	14,007,908
3.70%, 04/15/46	14,385	11,142,110
3.75%, 04/01/32	12,814	11,958,158
4.05%, 05/03/47	13,321	10,823,675
4.25%, 04/01/52	13,498	11,097,072
4.45%, 04/01/62(a)	8,548	7,029,993
4.50%, 04/15/30(a)	8,992	8,921,667
5.00%, 04/15/33(a)	8,945	9,004,151
5.15%, 07/01/33(a)	4,839	4,924,337
5.63%, 04/15/53(a)	12,727	12,897,780
5.80%, 09/15/62	6,170	6,317,683
McDonald's Corp.
2.13%, 03/01/30(a)	12,660	11,191,622
2.63%, 09/01/29(a)	3,173	2,922,836
3.60%, 07/01/30	7,772	7,387,022
3.63%, 09/01/49(a)	19,313	14,761,550
3.80%, 04/01/28(a)	1,575	1,541,967
4.20%, 04/01/50	9,347	7,796,064
4.45%, 03/01/47(a)	8,559	7,521,582
4.45%, 09/01/48(a)	8,539	7,479,641
4.60%, 09/09/32(a)	4,868	4,832,898
4.70%, 12/09/35(a)	4,470	4,389,889
4.88%, 12/09/45(a)	13,129	12,308,989
5.15%, 09/09/52	6,209	5,997,477
5.45%, 08/14/53	6,877	6,921,141
6.30%, 10/15/37	7,292	8,085,013
6.30%, 03/01/38	5,045	5,588,510
O'Reilly Automotive Inc., 4.70%, 06/15/32	6,326	6,219,303
Starbucks Corp.
2.25%, 03/12/30	13,187	11,711,487
2.55%, 11/15/30	16,544	14,702,433
3.00%, 02/14/32(a)	6,496	5,793,482
3.50%, 11/15/50(a)	9,403	6,928,415
3.55%, 08/15/29(a)	8,451	8,081,712
4.00%, 11/15/28(a)	7,040	6,911,707
4.45%, 08/15/49	5,855	5,080,016
4.50%, 11/15/48	7,455	6,521,359
Target Corp.
2.35%, 02/15/30(a)	13,479	12,114,622
2.95%, 01/15/52(a)	7,109	4,785,659
3.38%, 04/15/29(a)	9,242	8,859,940
4.00%, 07/01/42	7,969	6,947,836
4.50%, 09/15/32(a)	8,736	8,602,946
4.50%, 09/15/34(a)	5,257	5,115,329
4.80%, 01/15/53(a)	7,757	7,283,890
Walmart Inc.
2.50%, 09/22/41(a)	11,008	7,963,771
2.65%, 09/22/51	11,256	7,402,188
3.70%, 06/26/28(a)	7,483	7,369,620
3.90%, 04/15/28(a)	1,738	1,722,227
4.05%, 06/29/48	14,818	12,873,333
4.10%, 04/15/33(a)	8,535	8,318,094
4.15%, 09/09/32(a)	9,022	8,888,734
4.50%, 09/09/52	8,443	7,798,108
4.50%, 04/15/53(a)	12,016	11,119,730
5.25%, 09/01/35	10,299	10,900,622
6.20%, 04/15/38(a)	4,034	4,560,561
6.50%, 08/15/37	5,685	6,645,066
		839,582,570
Security	Par (000)	Value
Semiconductors — 3.2%
Analog Devices Inc.
1.70%, 10/01/28	$6,929	$6,266,681
2.10%, 10/01/31	8,581	7,320,691
2.80%, 10/01/41	6,059	4,462,059
2.95%, 10/01/51(a)	11,094	7,515,670
Applied Materials Inc.
1.75%, 06/01/30	8,105	7,002,282
2.75%, 06/01/50(a)	7,481	4,951,221
4.35%, 04/01/47(a)	7,317	6,507,515
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28	1,543	1,491,109
Broadcom Inc.
1.95%, 02/15/28(b)	2,474	2,277,665
2.45%, 02/15/31(a)(b)	26,175	22,817,083
2.60%, 02/15/33(b)	13,523	11,328,548
3.14%, 11/15/35(b)	26,244	21,845,456
3.19%, 11/15/36(b)	20,845	17,135,882
3.42%, 04/15/33(b)	20,119	17,869,800
3.47%, 04/15/34(b)	24,667	21,764,449
3.50%, 02/15/41(b)	27,297	21,892,478
3.75%, 02/15/51(a)(b)	17,256	13,260,884
4.00%, 04/15/29(b)	12,403	12,020,046
4.11%, 09/15/28(a)	13,380	13,140,544
4.15%, 11/15/30	14,877	14,381,874
4.15%, 04/15/32(a)(b)	6,102	5,806,203
4.30%, 11/15/32(a)	13,872	13,288,524
4.35%, 02/15/30(a)	12,659	12,430,562
4.75%, 04/15/29	15,170	15,171,138
4.80%, 10/15/34	15,350	15,005,647
4.93%, 05/15/37(b)	20,929	20,285,502
5.05%, 07/12/29	18,446	18,637,720
5.15%, 11/15/31	8,585	8,742,165
Series ., 4.55%, 02/15/32(a)	9,896	9,688,447
Intel Corp.
1.60%, 08/12/28	6,150	5,482,139
2.00%, 08/12/31	8,330	6,898,257
2.45%, 11/15/29(a)	14,161	12,655,277
2.80%, 08/12/41	5,029	3,415,844
3.05%, 08/12/51	7,819	4,852,712
3.10%, 02/15/60	7,105	4,196,208
3.20%, 08/12/61	5,042	3,007,777
3.25%, 11/15/49	15,103	9,864,731
3.73%, 12/08/47	14,415	10,390,394
3.90%, 03/25/30	11,511	10,976,200
4.00%, 08/05/29	6,554	6,332,947
4.00%, 12/15/32(a)	4,428	4,113,032
4.10%, 05/19/46	8,637	6,617,650
4.10%, 05/11/47(a)	7,384	5,680,702
4.15%, 08/05/32	8,981	8,447,081
4.60%, 03/25/40(a)	5,640	4,976,791
4.75%, 03/25/50(a)	16,545	13,898,591
4.80%, 10/01/41	5,940	5,278,854
4.88%, 02/10/28	9,005	9,020,563
4.90%, 07/29/45(a)	5,659	4,925,757
4.90%, 08/05/52(a)	13,090	11,160,319
4.95%, 03/25/60(a)	7,450	6,301,915
5.05%, 08/05/62	6,442	5,463,643
5.13%, 02/10/30	8,599	8,712,798
5.15%, 02/21/34(a)	6,499	6,464,800
5.20%, 02/10/33(a)	15,928	15,939,417
5.60%, 02/21/54(a)	8,447	8,017,415
5.63%, 02/10/43	6,862	6,675,385
5.70%, 02/10/53(a)	14,893	14,184,184
5.90%, 02/10/63	9,807	9,536,570
KLA Corp.
3.30%, 03/01/50(a)	9,027	6,593,615
4.10%, 03/15/29	6,612	6,515,218
4.65%, 07/15/32(a)	6,943	6,925,560

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
4.95%, 07/15/52(a)	$12,370	$11,819,659
5.25%, 07/15/62(a)	5,842	5,804,362
Lam Research Corp.
1.90%, 06/15/30	8,638	7,494,075
2.88%, 06/15/50(a)	7,344	4,924,332
4.00%, 03/15/29(a)	8,291	8,146,611
4.88%, 03/15/49(a)	5,185	4,892,791
Marvell Technology Inc.
2.45%, 04/15/28	2,867	2,655,924
2.95%, 04/15/31(a)	7,492	6,676,029
Micron Technology Inc.
2.70%, 04/15/32	10,571	9,030,194
4.66%, 02/15/30(a)	9,670	9,552,414
5.30%, 01/15/31	9,897	10,052,558
5.88%, 02/09/33	6,254	6,529,873
5.88%, 09/15/33	5,921	6,189,597
6.75%, 11/01/29	9,516	10,251,803
NVIDIA Corp.
1.55%, 06/15/28	12,582	11,476,491
2.00%, 06/15/31(a)	10,524	9,097,205
2.85%, 04/01/30(a)	17,615	16,321,393
3.50%, 04/01/40	4,839	4,148,422
3.50%, 04/01/50	12,585	9,944,045
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	11,559	9,977,391
2.65%, 02/15/32	8,917	7,646,172
3.25%, 05/11/41(a)	6,715	5,101,837
3.40%, 05/01/30	13,202	12,253,818
4.30%, 06/18/29(a)	8,504	8,333,622
5.00%, 01/15/33	9,881	9,820,748
Qualcomm Inc.
1.30%, 05/20/28	11,424	10,284,089
1.65%, 05/20/32	12,271	9,929,098
2.15%, 05/20/30	13,696	12,109,740
3.25%, 05/20/50(a)	9,140	6,573,605
4.30%, 05/20/47(a)	14,969	12,966,652
4.50%, 05/20/52(a)	6,872	6,052,386
4.65%, 05/20/35	7,311	7,217,182
4.80%, 05/20/45	11,312	10,629,753
6.00%, 05/20/53(a)	10,396	11,339,423
Texas Instruments Inc.
1.75%, 05/04/30	9,850	8,542,093
2.25%, 09/04/29(a)	9,825	8,922,205
3.88%, 03/15/39	7,269	6,469,282
4.15%, 05/15/48	18,111	15,548,187
4.90%, 03/14/33(a)	8,803	8,952,746
5.05%, 05/18/63	12,470	12,001,538
5.15%, 02/08/54	7,018	6,980,626
		970,490,162
Software — 3.4%
Adobe Inc.
2.30%, 02/01/30(a)	16,415	14,776,972
4.80%, 04/04/29(a)	7,748	7,873,141
4.95%, 04/04/34	6,823	6,963,069
Autodesk Inc., 2.40%, 12/15/31(a)	9,127	7,825,078
Broadridge Financial Solutions Inc.
2.60%, 05/01/31	9,672	8,404,069
2.90%, 12/01/29(a)	5,683	5,186,835
Cadence Design Systems Inc.
4.30%, 09/10/29(a)	9,977	9,862,097
4.70%, 09/10/34	10,906	10,722,428
Fidelity National Information Services Inc.
1.65%, 03/01/28	3,822	3,476,208
2.25%, 03/01/31(a)	10,099	8,701,607
3.10%, 03/01/41(a)	7,812	5,907,349
5.10%, 07/15/32(a)	5,492	5,554,578
Fiserv Inc.
2.65%, 06/01/30	13,424	12,015,719
Security	Par (000)	Value
Software (continued)
3.50%, 07/01/29	$28,175	$26,744,482
4.20%, 10/01/28	13,342	13,115,630
4.40%, 07/01/49(a)	17,813	15,364,026
4.75%, 03/15/30(a)	12,005	11,990,419
5.15%, 08/12/34	8,910	8,924,510
5.45%, 03/02/28(a)	1,869	1,911,502
5.45%, 03/15/34	8,066	8,256,138
5.60%, 03/02/33(a)	12,001	12,432,345
5.63%, 08/21/33	12,983	13,464,229
Intuit Inc.
5.13%, 09/15/28(a)	6,255	6,409,656
5.20%, 09/15/33	14,810	15,160,573
5.50%, 09/15/53(a)	10,661	10,930,529
Microsoft Corp.
2.50%, 09/15/50	13,094	8,399,162
2.53%, 06/01/50	54,778	35,553,568
2.68%, 06/01/60	31,532	19,627,112
2.92%, 03/17/52	50,169	35,107,012
3.04%, 03/17/62	18,803	12,770,603
3.45%, 08/08/36	15,402	13,770,582
3.50%, 02/12/35(a)	10,145	9,415,374
3.70%, 08/08/46	15,178	12,743,268
4.10%, 02/06/37	4,640	4,433,249
4.25%, 02/06/47(a)	10,480	9,851,332
4.45%, 11/03/45(a)	9,503	9,130,573
4.50%, 02/06/57(a)	5,997	5,693,061
Oracle Corp.
2.30%, 03/25/28	13,662	12,720,810
2.88%, 03/25/31	28,024	25,013,023
2.95%, 04/01/30	30,158	27,577,820
3.60%, 04/01/40	23,911	19,472,470
3.60%, 04/01/50(a)	37,826	28,057,504
3.65%, 03/25/41	17,735	14,356,991
3.80%, 11/15/37	14,303	12,322,338
3.85%, 07/15/36	7,578	6,680,257
3.85%, 04/01/60	29,443	21,491,226
3.90%, 05/15/35	9,738	8,799,003
3.95%, 03/25/51(a)	24,295	19,027,210
4.00%, 07/15/46	24,812	20,044,444
4.00%, 11/15/47	17,744	14,213,285
4.10%, 03/25/61(a)	13,296	10,146,611
4.13%, 05/15/45	16,258	13,467,521
4.20%, 09/27/29	12,881	12,619,847
4.30%, 07/08/34	13,693	12,945,948
4.38%, 05/15/55	7,651	6,346,071
4.50%, 05/06/28	3,046	3,041,604
4.50%, 07/08/44	9,437	8,343,440
4.65%, 05/06/30(a)	4,355	4,350,890
4.70%, 09/27/34	23,076	22,485,114
4.90%, 02/06/33	10,561	10,519,452
5.38%, 07/15/40	18,411	18,347,988
5.38%, 09/27/54(a)	13,252	12,922,541
5.50%, 09/27/64(a)	17,229	16,702,928
5.55%, 02/06/53	16,580	16,568,873
6.13%, 07/08/39	9,689	10,440,824
6.15%, 11/09/29(a)	8,718	9,257,375
6.25%, 11/09/32(a)	16,036	17,399,153
6.50%, 04/15/38	10,009	11,073,106
6.90%, 11/09/52(a)	22,060	25,943,301
Roper Technologies Inc.
1.75%, 02/15/31	11,295	9,417,092
4.20%, 09/15/28(a)	6,510	6,429,535
4.90%, 10/15/34(a)	9,312	9,159,320
Salesforce Inc.
1.50%, 07/15/28	10,809	9,783,879
1.95%, 07/15/31	14,212	12,137,858
2.70%, 07/15/41(a)	12,516	9,215,608
2.90%, 07/15/51(a)	17,401	11,790,119

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
3.05%, 07/15/61	$9,628	$6,303,589
3.70%, 04/11/28	6,314	6,196,818
Take-Two Interactive Software Inc., 4.95%, 03/28/28	1,420	1,433,131
VMware LLC
1.80%, 08/15/28	9,083	8,200,225
2.20%, 08/15/31	13,247	11,142,963
4.70%, 05/15/30	5,757	5,699,212
Workday Inc.
3.70%, 04/01/29	7,865	7,581,236
3.80%, 04/01/32	9,498	8,806,757
		1,024,464,395
Telecommunications — 6.3%
AT&T Inc.
1.65%, 02/01/28	2,165	1,977,445
2.25%, 02/01/32	16,407	13,829,862
2.55%, 12/01/33	31,412	25,882,492
2.75%, 06/01/31	20,698	18,373,045
3.30%, 02/01/52(a)	8,742	6,160,041
3.50%, 06/01/41	19,369	15,508,367
3.50%, 09/15/53	62,269	44,526,775
3.55%, 09/15/55	58,634	41,750,826
3.65%, 06/01/51	26,494	19,721,402
3.65%, 09/15/59(a)	56,600	40,049,334
3.80%, 12/01/57(a)	49,383	36,412,678
3.85%, 06/01/60(a)	13,291	9,811,950
4.30%, 02/15/30(a)	24,169	23,711,060
4.30%, 12/15/42(a)	11,908	10,391,822
4.35%, 03/01/29(a)	20,371	20,178,869
4.35%, 06/15/45	8,751	7,519,582
4.50%, 05/15/35(a)	23,037	21,910,136
4.50%, 03/09/48	15,917	13,848,616
4.55%, 03/09/49	6,835	5,999,792
4.75%, 05/15/46(a)	17,157	15,620,386
4.85%, 03/01/39(a)	7,466	7,147,871
5.25%, 03/01/37	5,273	5,296,688
5.40%, 02/15/34(a)	20,777	21,337,433
5.65%, 02/15/47(a)	6,382	6,566,661
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52(a)	4,817	3,501,204
4.46%, 04/01/48(a)	11,545	9,784,427
5.10%, 05/11/33	13,283	13,187,425
5.55%, 02/15/54(a)	5,859	5,789,091
British Telecommunications PLC, 9.63%, 12/15/30	17,277	21,296,256
Cisco Systems Inc.
4.85%, 02/26/29	27,614	28,043,751
4.95%, 02/26/31	18,836	19,192,396
5.05%, 02/26/34	19,420	19,798,882
5.30%, 02/26/54(a)	14,622	15,032,932
5.35%, 02/26/64	10,398	10,626,657
5.50%, 01/15/40	12,281	12,837,428
5.90%, 02/15/39(a)	19,814	21,575,964
Corning Inc.
4.38%, 11/15/57(a)	7,003	5,766,360
5.45%, 11/15/79	8,874	8,519,408
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	24,518	28,921,830
Motorola Solutions Inc.
2.30%, 11/15/30	10,121	8,775,172
2.75%, 05/24/31	7,082	6,236,464
4.60%, 05/23/29(a)	6,499	6,472,963
5.40%, 04/15/34(a)	7,248	7,401,741
Orange SA
5.38%, 01/13/42(a)	11,240	11,199,915
5.50%, 02/06/44(a)	4,593	4,642,754
9.00%, 03/01/31(a)	21,540	26,111,548
Security	Par (000)	Value
Telecommunications (continued)
Rogers Communications Inc.
3.70%, 11/15/49	$15,040	$11,153,625
3.80%, 03/15/32(a)	19,135	17,552,409
4.30%, 02/15/48	3,189	2,634,639
4.35%, 05/01/49	9,418	7,803,912
4.50%, 03/15/42(a)	6,235	5,506,728
4.55%, 03/15/52	14,417	12,246,577
5.00%, 02/15/29	12,103	12,163,651
5.00%, 03/15/44(a)	8,925	8,301,167
5.30%, 02/15/34(a)	10,004	10,001,395
Sprint Capital Corp.
6.88%, 11/15/28	25,220	27,122,541
8.75%, 03/15/32(a)	11,211	13,641,174
Telefonica Emisiones SA
4.90%, 03/06/48(a)	10,203	9,109,751
5.21%, 03/08/47	23,642	21,952,030
5.52%, 03/01/49(a)	8,890	8,630,253
7.05%, 06/20/36	20,985	23,716,347
Telefonica Europe BV, 8.25%, 09/15/30	7,302	8,446,616
TELUS Corp.
3.40%, 05/13/32	3,453	3,107,434
4.60%, 11/16/48	8,572	7,358,417
T-Mobile USA Inc.
2.05%, 02/15/28	11,784	10,886,362
2.25%, 11/15/31	8,727	7,383,023
2.55%, 02/15/31	24,685	21,583,814
2.63%, 02/15/29	19,829	18,238,865
2.70%, 03/15/32	8,740	7,558,874
2.88%, 02/15/31	14,921	13,310,109
3.00%, 02/15/41(a)	18,550	13,872,298
3.30%, 02/15/51	23,090	16,246,537
3.38%, 04/15/29	26,702	25,257,748
3.40%, 10/15/52(a)	25,781	18,320,850
3.50%, 04/15/31	24,969	23,065,528
3.60%, 11/15/60	14,715	10,357,881
3.88%, 04/15/30	58,943	56,353,257
4.38%, 04/15/40	14,556	13,121,975
4.50%, 04/15/50	21,931	18,996,586
4.70%, 01/15/35	9,696	9,430,354
4.75%, 02/01/28	4,868	4,859,912
4.80%, 07/15/28(a)	14,480	14,530,967
4.85%, 01/15/29	14,156	14,249,251
4.95%, 03/15/28	9,854	9,938,955
5.05%, 07/15/33	17,556	17,606,535
5.15%, 04/15/34(a)	9,943	10,018,565
5.20%, 01/15/33	10,322	10,448,927
5.25%, 06/15/55	17,994	17,344,696
5.50%, 01/15/55(a)	7,651	7,651,731
5.65%, 01/15/53	12,393	12,696,372
5.75%, 01/15/34	5,674	5,955,586
5.75%, 01/15/54	8,520	8,796,018
5.80%, 09/15/62(a)	3,693	3,811,507
6.00%, 06/15/54(a)	5,621	6,010,588
Verizon Communications Inc.
1.50%, 09/18/30(a)	13,294	11,164,632
1.68%, 10/30/30	6,540	5,500,338
1.75%, 01/20/31(a)	14,879	12,445,551
2.10%, 03/22/28(a)	13,456	12,427,721
2.36%, 03/15/32	36,818	31,097,042
2.55%, 03/21/31	29,149	25,513,715
2.65%, 11/20/40	25,098	17,877,913
2.85%, 09/03/41	9,471	6,869,827
2.88%, 11/20/50(a)	26,500	17,282,484
2.99%, 10/30/56	28,446	17,995,443
3.00%, 11/20/60(a)	11,935	7,402,204
3.15%, 03/22/30	18,052	16,725,355
3.40%, 03/22/41	31,969	25,264,855
3.55%, 03/22/51	34,718	25,824,481

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
3.70%, 03/22/61	$24,184	$17,584,856
3.88%, 02/08/29(a)	12,629	12,301,264
3.88%, 03/01/52(a)	10,838	8,511,002
4.00%, 03/22/50	11,395	9,198,029
4.02%, 12/03/29	34,409	33,349,543
4.13%, 08/15/46(a)	9,851	8,231,793
4.27%, 01/15/36	10,880	10,079,221
4.33%, 09/21/28(a)	31,779	31,507,175
4.40%, 11/01/34	12,234	11,668,066
4.50%, 08/10/33	13,689	13,229,679
4.52%, 09/15/48(a)	11,019	9,731,119
4.81%, 03/15/39	9,494	9,063,003
4.86%, 08/21/46(a)	20,627	19,290,847
5.01%, 08/21/54	7,025	6,564,431
5.05%, 05/09/33(a)	7,714	7,805,412
5.25%, 03/16/37	10,460	10,548,043
5.50%, 02/23/54(a)	8,829	8,942,468
6.55%, 09/15/43	7,533	8,590,369
Vodafone Group PLC
4.25%, 09/17/50	12,575	10,179,683
4.38%, 02/19/43(a)	5,220	4,657,085
4.88%, 06/19/49	13,369	12,030,854
5.25%, 05/30/48(a)	8,916	8,587,231
5.75%, 06/28/54(a)	14,346	14,450,872
5.88%, 06/28/64	10,095	10,153,954
6.15%, 02/27/37	12,085	13,049,657
		1,909,297,255
Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.90%, 11/19/29	12,844	12,212,507
Transportation — 1.6%
Burlington Northern Santa Fe LLC
3.30%, 09/15/51	7,694	5,597,659
3.55%, 02/15/50	6,734	5,176,002
3.90%, 08/01/46	6,215	5,097,026
4.05%, 06/15/48(a)	6,073	5,115,383
4.13%, 06/15/47	3,908	3,327,258
4.15%, 04/01/45	8,600	7,420,912
4.15%, 12/15/48	6,946	5,900,189
4.45%, 03/15/43	6,499	5,910,590
4.45%, 01/15/53(a)	7,540	6,712,741
4.55%, 09/01/44	7,739	7,063,375
4.90%, 04/01/44	9,000	8,624,539
5.20%, 04/15/54(a)	12,487	12,407,897
5.50%, 03/15/55	9,196	9,528,673
5.75%, 05/01/40(a)	6,190	6,588,555
Canadian National Railway Co.
3.85%, 08/05/32	5,109	4,837,447
4.38%, 09/18/34(a)	6,319	6,103,772
Canadian Pacific Railway Co.
2.45%, 12/02/31(a)	11,155	9,717,035
3.00%, 12/02/41(a)	5,949	4,524,234
3.10%, 12/02/51(a)	18,271	12,658,620
6.13%, 09/15/2115	5,950	6,363,095
CSX Corp.
3.80%, 03/01/28	3,394	3,324,125
3.80%, 11/01/46	6,488	5,244,022
4.10%, 11/15/32	6,526	6,252,601
4.10%, 03/15/44	6,824	5,857,505
4.25%, 03/15/29(a)	12,728	12,609,380
4.30%, 03/01/48	7,589	6,584,300
4.50%, 11/15/52(a)	6,714	5,997,306
FedEx Corp.
2.40%, 05/15/31(a)	5,015	4,354,867
3.10%, 08/05/29(a)	7,471	7,000,931
3.25%, 05/15/41(a)	7,888	5,999,308
4.05%, 02/15/48	6,724	5,415,524
4.25%, 05/15/30(a)	3,975	3,917,339
Security	Par (000)	Value
Transportation (continued)
4.40%, 01/15/47	$6,886	$5,839,478
4.55%, 04/01/46	11,691	10,180,150
4.75%, 11/15/45	10,411	9,322,569
4.95%, 10/17/48(a)	9,628	8,835,621
5.10%, 01/15/44	5,992	5,695,336
5.25%, 05/15/50(a)	10,214	9,833,133
Norfolk Southern Corp.
3.05%, 05/15/50	8,107	5,535,553
3.16%, 05/15/55	6,263	4,205,809
4.55%, 06/01/53(a)	8,526	7,543,135
5.35%, 08/01/54(a)	7,675	7,684,469
Union Pacific Corp.
2.38%, 05/20/31(a)	5,063	4,440,318
2.40%, 02/05/30(a)	4,251	3,827,640
2.80%, 02/14/32(a)	7,848	6,971,755
2.95%, 03/10/52	7,072	4,765,568
2.97%, 09/16/62	8,185	5,077,090
3.20%, 05/20/41	7,966	6,256,091
3.25%, 02/05/50	14,635	10,622,805
3.50%, 02/14/53	11,893	8,912,043
3.70%, 03/01/29(a)	8,847	8,572,075
3.75%, 02/05/70(a)	6,831	4,948,245
3.80%, 10/01/51	9,084	7,218,466
3.80%, 04/06/71	8,694	6,368,419
3.84%, 03/20/60	15,988	12,206,402
3.95%, 09/10/28(a)	7,591	7,465,049
4.50%, 01/20/33(a)	4,337	4,277,518
United Parcel Service Inc.
3.40%, 03/15/29(a)	5,848	5,621,537
3.75%, 11/15/47(a)	8,696	6,937,673
4.25%, 03/15/49	5,501	4,726,868
4.45%, 04/01/30(a)	3,474	3,471,888
4.88%, 03/03/33(a)	6,734	6,794,989
5.05%, 03/03/53(a)	8,872	8,596,846
5.15%, 05/22/34(a)	6,660	6,822,816
5.30%, 04/01/50(a)	7,900	7,965,469
5.50%, 05/22/54	8,417	8,703,153
6.20%, 01/15/38	12,996	14,412,205
Walmart Inc.
1.50%, 09/22/28(a)	6,128	5,552,627
1.80%, 09/22/31(a)	19,209	16,377,565
		483,820,583
Water — 0.1%
American Water Capital Corp.
3.75%, 09/01/47(a)	7,482	5,873,882
4.45%, 06/01/32	7,827	7,659,943
6.59%, 10/15/37	6,355	7,213,073
		20,746,898
Total Long-Term Investments — 98.2% (Cost: $32,798,028,924)		29,933,027,001
	Shares
Short-Term Securities
Money Market Funds — 7.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(d)(e)(f)	1,872,352,925	1,873,289,102

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(d)(e)	258,010,000	$258,010,000
Total Short-Term Securities — 7.0% (Cost: $2,129,959,501)		2,131,299,102
Total Investments — 105.2% (Cost: $34,927,988,425)		32,064,326,103
Liabilities in Excess of Other Assets — (5.2)%		(1,581,260,837)
Net Assets — 100.0%		$30,483,065,266

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/29/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,910,846,374	$—	$(1,037,607,039)(a)	$46,956	$2,811	$1,873,289,102	1,872,352,925	$4,276,638 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	147,340,000	110,670,000 (a)	—	—	—	258,010,000	258,010,000	12,637,153	—
				$46,956	$2,811	$2,131,299,102		$16,913,791	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$29,933,027,001	$—	$29,933,027,001
Short-Term Securities
Money Market Funds	2,131,299,102	—	—	2,131,299,102
	$2,131,299,102	$29,933,027,001	$—	$32,064,326,103

Portfolio Abbreviation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate